As filed with the Securities and Exchange Commission on April 28, 2000


                                       Securities Act registration no. 333-43945
                               Investment Company Act registration no. 811-08601

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
--------------------------------------------------------------------------------

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                       Post-Effective Amendment No. 2                     [X]

                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                          [X]
                               Amendment No. 3                            [X]

--------------------------------------------------------------------------------
                              PAPP FOCUS FUND, INC.
                                  (Registrant)

                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                         Telephone Number: 602/956-1115

--------------------------------------------------------------------------------
Robert L. Mueller                         Janet D. Olsen
Papp Focus Fund, Inc.                     Bell, Boyd & Lloyd
6225 North 24th Street, Suite 150         Three First National Plaza, Suite 3300
Phoenix, Arizona 85016                    Chicago, Illinois  60602

                              (Agents for service)
--------------------------------------------------------------------------------
                  Amending Parts A, B and C and filing Exhibits
--------------------------------------------------------------------------------

               It is proposed that this filing will become effective:

                    __ immediately upon filing pursuant to paragraph (b)
                     X on May 1, 2000 pursuant to paragraph (b)
                    __ 60 days after filing pursuant to paragraph (a)(1)
                    __ on _________ pursuant to paragraph (a)(1)
                    __ 75 days after filing pursuant to paragraph (a)(2)
                    __ on _________ pursuant to paragraph (a)(2) of rule 485


--------------------------------------------------------------------------------

[DRAWING OF L. ROY. PAPP]


                            THE PAPP FAMILY OF FUNDS

                              Papp Stock Fund, Inc.
                         Papp America-Abroad Fund, Inc.
                       Papp America-Pacific Rim Fund, Inc.
                              Papp Focus Fund, Inc.
                     Papp Small & Mid-Cap Growth Fund, Inc.

                                   Prospectus


                                   May 1, 2000




                       6225 North 24th Street - Suite #150
                             Phoenix, Arizona 85016
                                 (602) 956-1115
                                 (800) 421-4004

                         No sales or redemption charges
                              (Pure no-load funds)

                            Email: invest@roypapp.com
                        Internet: http://www.roypapp.com


       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                Table of Contents



                                                                            Page

PAPP STOCK FUND................................................................1

PAPP AMERICA-ABROAD FUND.......................................................3

PAPP AMERICA-PACIFIC RIM FUND..................................................5

PAPP FOCUS FUND................................................................7

PAPP SMALL & MID-CAP GROWTH FUND...............................................9


INVESTMENT OBJECTIVES AND METHODS.............................................11


RISK FACTORS..................................................................13

PURCHASING SHARES.............................................................14

REDEEMING SHARES..............................................................15

DETERMINATION OF NET ASSET VALUE..............................................16

MANAGEMENT....................................................................16

DISTRIBUTIONS.................................................................17

FEDERAL INCOME TAX............................................................17

FINANCIAL HIGHLIGHTS..........................................................17

                                 PAPP STOCK FUND


INVESTMENT OBJECTIVE

     Papp Stock Fund invests with the objective of long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is designed to provide a comprehensive investment for the common stock portion of an investment program. The Fund purchases and retains a diversified high quality group of common stocks of companies traded in the United States. The Fund usually invests in large or mid-sized companies, but may invest in companies of any size. In choosing stocks, the Fund looks for companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company.

RISKS YOU SHOULD CONSIDER

     Because the Fund invests primarily in common stocks, your investment is subject to certain risks. In the short-term, stock prices may fluctuate widely in response to company, market or economic news. The Fund does not pursue income, and is not, alone or together with the other Papp Funds, a balanced investment plan. You can lose money by investing in the Fund.

HOW DO I KNOW IF THE FUND IS RIGHT FOR ME?

     The Fund is appropriate for shareholders who are long-term investors and who are willing to accept fluctuations in share price.

     The Fund is not appropriate for investors who need regular income, have a short-term investment horizon or who are unwilling to accept possible losses.


HOW THE FUND HAS PERFORMED


     The following bar chart shows the year-to-year performance of the Fund since January 1, 1990. The table after the bar chart shows the Fund's average annual total return for the one, five and ten year periods ended December 31, 1999, compared to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods indicated. Returns include the reinvestment of dividends and distributions. Of course, past performance does not guarantee future results. The principal value and return on your investment will fluctuate and on redemption may be worth more or less than your original cost.

[BAR CHART APPEARS HERE]

Annual Total Returns

1990                       2.6%
1991                      33.8%
1992                      13.5%
1993                       1.7%
1994                      (1.5%)
1995                      32.9%
1996                      21.8%
1997                      33.1%
1998                      27.0%
1999                      15.0%



     For the ten years ended December 31, 1999, the best and worst quarterly returns were:


     o    Best quarterly return - 23.5%, during the quarter ended December 31,
          1998

     o Worst quarterly return - (16.7)%, during the quarter ended September 30, 1990


 Average Annual Total Returns for the Periods Ended December
                           31, 1999
---------------------------------------------------------------

                   1 Year        5 Years         10 Years
---------------------------------------------------------------
Fund               14.99%         25.77%            17.25%
S&P 500*           21.04%         28.56%            18.21%
-----------------

* The S&P 500 Index is an unmanaged market-weighted index that includes the stocks of 500 of the largest U.S. companies.

FUND FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES
Paid directly from your investment.

Maximum sales load.................................None
Deferred sales load................................None
Redemption fees....................................None
Exchange fees......................................None

ANNUAL FUND OPERATING EXPENSES
Deducted from Fund assets.


Management fee.....................................1.00%
12b-1 fee..........................................None
Other expenses ....................................0.09%
                                                   -----
Total annual Fund operating expenses...............1.09%


EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year.......................         $114
3 years......................         $357
5 years......................         $618
10 years.....................       $1,365


This example is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.

AVAILABILITY

     Papp Stock Fund is available to the residents of all 50 states.

                            PAPP AMERICA-ABROAD FUND



INVESTMENT OBJECTIVE

     Papp America-Abroad Fund invests with the objective of long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     America-Abroad Fund is a way to invest "internationally" without leaving the United States. The Fund invests in common stocks of U.S. companies that have substantial international activities, and in common stocks of foreign companies that are traded in the U.S.

     The Fund usually invests at least 70% of its common stock assets in U.S. companies that satisfy one of the following criteria:

o At least 35% of its aggregate reported sales and other revenues, or of its reported operating earnings, were classified by the company as "foreign", "international" or "outside the U.S.", or

o At least 25% of its aggregate reported revenues, operating earnings, or identifiable assets were classified as foreign, and had doubled in amount over the past five years, and the Fund's investment adviser believes that prospects are excellent for a continuing large increase over the company's next five fiscal years.

     The Fund may invest up to 30% of its common stock assets in stocks of foreign companies that are traded in the U.S.

     In choosing stocks, the Fund's Adviser looks for companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company.


RISKS YOU SHOULD CONSIDER

     The Fund invests primarily in common stocks. In the short-term, stock prices may fluctuate widely in response to company, market or economic news. You can lose money by investing in the Fund. The Fund does not pursue income, and is not, alone or together with the other Papp Funds, a balanced investment plan.

     Because it invests primarily in companies with foreign business interests, investing in the Fund may be riskier in some ways than investing in companies whose operations are in the U.S. only. Certain political and economic risks may affect the Fund's portfolio companies, especially those with commitments in developing countries. These risks include: foreign controls over currency exchange; restrictions on monetary repatriation; oppressive regulation; differing tax systems among countries, with differing consequences to portfolio companies; possible seizure, nationalization or expropriation of assets; and political, economic or social instability.

     If the Fund invests directly in foreign companies, even through U.S. traded securities, the Fund would also have risks related to: less governmental supervision of issuers of securities; limited publicly available corporate information; varying accounting, auditing and financial reporting standards and financial statements among countries; and difficulties in obtaining legal recourse and enforcing judgments abroad.

HOW DO I KNOW IF THE FUND IS RIGHT FOR ME?

     The Fund is appropriate for shareholders who are long-term investors and who are willing to accept fluctuations in share price.

     The Fund is not appropriate for investors who need regular income, have a short-term investment horizon or who are unwilling to accept possible losses.

HOW THE FUND HAS PERFORMED


     The following bar chart shows the year-to-year performance of the Fund since January 1, 1992. The table after the bar chart shows the Fund's average annual total return for the one and five year periods ended December 31, 1999, and since the Fund's initial offering on December 6, 1991, compared to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods indicated. Returns include the reinvestment of dividends and distributions. Of course, past performance does not guarantee future results. The principal value and return on your investment will fluctuate and on redemption may be worth more or less than your original cost.

[BAR CHART APPEARS HERE]

Annual Total Returns

1992                 7.4%
1993                (0.1%)
1994                 7.8%
1995                37.1%
1996                27.7%
1997                29.9%
1998                23.8%
1999                14.0%


     For the period covered by the bar chart above, the Fund's best and worst quarterly returns were:

o        Best quarterly return -  27.8%,
         during the quarter ended December 31, 1998

o        Worst quarterly return  -  (12.6)%,
         during the quarter ended September 30, 1998


    Average Annual Total Returns for the Periods Ended
                     December 31, 1999
------------------------------------------------------------
                                         Since Inception
                 1 Year     5 Years     December 6, 1991
------------------------------------------------------------
Fund              14.01%      26.26%          19.04%
Morgan Stanley
World Index*      24.94%      19.84%          15.65%
-----------------


* The Morgan Stanley World Index is an unmanaged, market-weighted index that includes 50% foreign companies and 50% U.S. companies.

FUND FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES
Paid directly from your investment.

Maximum sales load.................................None
Deferred sales load................................None
Redemption fees....................................None
Exchange fees......................................None

ANNUAL FUND OPERATING EXPENSES
Deducted from Fund assets.


Management fee.....................................1.00%
12b-1 fee..........................................None
Other expenses ....................................0.07%
                                                   -----
Total annual Fund operating expenses...............1.07%


EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year.......................         $112
3 years......................         $350
5 years......................         $607
10 years.....................       $1,341


This example is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.

AVAILABILITY

     Papp America-Abroad Fund is available to the residents of all 50 states.

                          PAPP AMERICA-PACIFIC RIM FUND



INVESTMENT OBJECTIVE

     Papp America-Pacific Rim Fund invests with the objective of long-term capital growth resulting to a considerable extent from the international activities, particularly in the Pacific Rim nations, of its portfolio companies.

PRINCIPAL INVESTMENT STRATEGIES

     Papp America-Pacific Rim Fund is a way to emphasize investments in the Pacific Rim region, without leaving the United States. The Fund invests in companies that have substantial sales to, and receive significant income from, countries within the Pacific Rim.

     The Fund usually invests at least 65% of its common stock assets in U.S. companies that satisfy one of the following criteria:

o 50% or more of its earnings or sales are attributed to, or assets are situated in, Pacific Rim countries including the U.S., and

o 15% or more of its earnings or sales are attributed to, or assets are situated in, Pacific Rim countries outside the U.S.

     The Fund may also invest in U.S. companies that, in the opinion of the Fund's investment adviser, will soon meet these criteria.

     The Fund may invest up to 30% of its common stock assets in foreign companies traded in the U.S. which derive 15% or more of their earning or sales from the Pacific Rim, or which have 15% or more of their assets located in Pacific Rim countries.

     In choosing investments, the Fund's Adviser looks for stocks of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company.


RISKS YOU SHOULD CONSIDER

     The Fund invests primarily in common stocks. In the short-term, stock prices may fluctuate widely in response to company, market or economic news. You can lose money by investing in the Fund. The Fund does not pursue income, and is not, alone or together with the other Papp Funds, a balanced investment plan.

     Because it invests primarily in companies with foreign business interests, investing in the Fund may be riskier in some ways than investing in companies whose operations are in the U.S. only. Certain political and economic risks may affect the Fund's portfolio companies, especially those with commitments in developing countries. These risks include: foreign controls over currency exchange; restrictions on monetary repatriation; oppressive regulation; differing tax systems among countries, with differing consequences to portfolio companies; possible seizure, nationalization or expropriation of assets; and political, economic or social instability.

     If the Fund invests directly in foreign companies, even through U.S. traded securities, the Fund would also have risks related to: less governmental supervision of issuers of securities; limited publicly available corporate information; varying accounting, auditing and financial reporting standards and financial statements among countries; and difficulties in obtaining legal recourse and enforcing judgments abroad. In addition, the Fund's emphasis on companies with significant earnings, sales or assets in Pacific Rim countries outside the U.S. makes the Fund more vulnerable to potential adverse economic or market developments affecting that region than would be the case for a fund investing in companies with broader geographic diversification of their businesses.

HOW DO I KNOW IF THE FUND IS RIGHT FOR ME?

     The Fund is appropriate for shareholders who are long-term investors and who are willing to accept fluctuations in share price.

     The Fund is not appropriate for investors who need regular income, have a short-term investment horizon or who are unwilling to accept possible losses.

HOW THE FUND HAS PERFORMED


      The following bar chart shows the year-to-year performance of the Fund since January 1, 1998. The table after the bar chart shows the Fund's average annual total return for the one year period ended December 31, 1999, and since the Fund's initial offering on March 14, 1997, compared to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods indicated. Returns include the reinvestment of dividends and distributions. Of course, past performance does not guarantee future results. The principal value and return on your investment will fluctuate and on redemption may be worth more or less than your original cost.

[BAR CHART APPEARS HERE]

Annual Total Returns

1998                28.7%
1999                24.9%


     During the period covered by the bar chart above, the Fund's best and worst quarterly returns were:

o        Best quarterly return:  26.9%,
         during the quarter ended December 31, 1998

o        Worst quarterly return:  (9.5)%,
         during the quarter ended September 30, 1998



Average Annual Total Returns for the Periods Ended December
                          31, 1999
-------------------------------------------------------------
                                        Since Inception
                        1 Year           March 14, 1997
-------------------------------------------------------------
Fund                     24.86%               26.87%
Morgan Stanley
  World Index*           24.94%               22.53%
-----------------


* The Morgan Stanley World Index is an unmanaged, market-weighted index that includes 50% foreign companies and 50% U.S. companies.


FUND FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES
Paid directly from your investment.

Maximum sales load.................................None
Deferred sales load................................None
Redemption fees....................................None
Exchange fees......................................None


ANNUAL FUND OPERATING EXPENSES
Deducted from Fund assets.

Management fee.....................................1.00%
12b-1 fee..........................................None
Other expenses ....................................0.39%
                                                   -----
Total annual Fund operating expenses
     (gross).......................................1.39%
Expense Reimbursement.............................(0.14)%*
                                                  -------
Total annual Fund operating expenses (net).........1.25%


-----------------------
* The investment adviser has agreed to reimburse the Fund to the extent the Fund's regular operating expenses during any fiscal year exceed 1.25% of its average daily net asset value in such year. This limitation can not be changed without shareholder approval.

EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year.......................         $131
3 years......................         $408
5 years......................         $706
10 years.....................       $1,553


This example is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.

AVAILABILITY

     Papp America-Pacific Rim Fund is available to the residents of all 50 states.

                                 PAPP FOCUS FUND



INVESTMENT OBJECTIVE

     Papp Focus Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     Papp Focus Fund makes substantial investments in a relatively small number of companies. The Fund usually owns stocks in 16 or fewer companies, although it sometimes may own more.

     In choosing investments, the Fund looks for stocks of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company.

RISKS YOU SHOULD CONSIDER

     The Fund invests primarily in common stocks. In the short-term, stock prices may fluctuate widely in response to company, market or economic news. You can lose money by investing in the Fund. The Fund does not pursue income, and is not, alone or together with the other Papp Funds, a balanced investment plan.


     The Fund is non-diversified and the Fund's strategy of investing in a limited number of stocks may increase the volatility of the Fund's investment performance as compared to funds that invest in a larger number of stocks. If the stocks in which the Fund invests perform poorly, the Fund could incur greater losses than it might have had it invested in a larger number of stocks.


HOW DO I KNOW IF THE FUND IS RIGHT FOR ME?

     The Fund is appropriate for shareholders who are long-term investors and who are willing to accept fluctuations in share price.

     The Fund is not appropriate for investors who need regular income, have a short-term investment horizon or who are unwilling to accept possible losses.



HOW THE FUND HAS PERFORMED

      The following bar chart shows the performance of the Fund for 1999. The table after the bar chart shows the Fund's average annual total return for 1999 and for the period from the Fund's initial offering on March 2, 1998 through December 31, 1999, compared to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods indicated. Returns include the reinvestment of dividends and distributions. Of course, past performance does not guarantee future results. The principal value and return on your investment will fluctuate and on redemption may be worth more or less than your original cost.

[BAR CHART APPEARS HERE]

Annual Total Returns

1999                0.6%


     During the period covered by the bar chart above, the Fund's best and worst quarterly returns were:

o        Best quarterly return:  14.1%,
         during the quarter ended December 31, 1999

o        Worst quarterly return:  (12.1)%,
         during the quarter ended September 30, 1999


Average Annual Total Returns for the Periods Ended December
                          31, 1999
-------------------------------------------------------------
                                        Since Inception
                        1 Year           March 2, 1998
-------------------------------------------------------------
Fund                     0.60%                17.31%
S&P 500*                21.04%                21.75%
-----------------

* The S&P 500 Index is an unmanaged market-weighted index that includes the stocks of 500 of the largest U.S. companies.

 FUND FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES
Paid directly from your investment.

Maximum sales load.................................None
Deferred sales load................................None
Redemption fees....................................None
Exchange fees......................................None

ANNUAL FUND OPERATING EXPENSES
Deducted from Fund assets.


Management fee.....................................1.00%
12b-1 fee..........................................None
Other expenses ....................................0.63%
                                                   -----
Total annual Fund operating expenses
     (gross).......................................1.63%
Expense Reimbursement.............................(0.38)%*
                                                  -------
Total annual Fund operating expenses (net).........1.25%


-----------------------
* The investment adviser has agreed to reimburse the Fund to the extent the Fund's regular operating expenses during any fiscal year exceed 1.25% of its average daily net asset value in such year. This limitation can not be changed without shareholder approval.

EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year.......................         $131
3 years......................         $408
5 years......................         $706
10 years.....................       $1,553



This example is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.

AVAILABILITY


     Shares of Papp Focus Fund are available to persons residing in certain states only. Contact the Fund at (800) 421-4004 to determine whether the Fund is available for residents of your state.

                        PAPP SMALL & MID-CAP GROWTH FUND



INVESTMENT OBJECTIVE

     Papp Small & Mid-Cap Growth Fund's investment objective is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

     Papp Small & Mid-Cap Growth Fund invests primarily in the stocks of small and medium-sized companies.

     In choosing investments, the Fund looks for the stocks of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company.

RISKS YOU SHOULD CONSIDER

     The Fund invests primarily in common stocks. In the short-term, stock prices may fluctuate widely in response to company, market or economic news. When you sell your shares, they may be worth more or less than you paid for them. You can lose money by investing in the Fund. The Fund does not pursue income, and is not, alone or together with the other Papp Funds, a balanced investment plan. There can be no assurance that the Fund will achieve its investment objective.

     The stocks of small and medium-sized companies are often more volatile than the stocks of larger companies. Further, a company with only one or several product lines is vulnerable to the entrance of a substantial competitor. Small and medium-sized companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, and may have a smaller public market for their shares.

HOW DO I KNOW IF THE FUND IS RIGHT FOR ME?

     The Fund is appropriate for shareholders who are long-term investors and who are willing to accept fluctuations in share price.

     The Fund is not appropriate for investors who need regular income, have a short-term investment horizon or who are unwilling to accept possible losses.



HOW THE FUND HAS PERFORMED

      The following bar chart shows the performance of the Fund for 1999. The table after the bar chart shows the Fund's average annual total return for 1999 and for the period from the Fund's initial offering on December 15, 1998 through December 31, 1999, compared to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods indicated. Returns include the reinvestment of dividends and distributions. Of course, past performance does not guarantee future results. The principal value and return on your investment will fluctuate and on redemption may be worth more or less than your original cost.

[BAR CHART APPEARS HERE]

Annual Total Returns

1999                13.0%


     During the period covered by the bar chart above, the Fund's best and worst quarterly returns were:

o        Best quarterly return: 22.9%,
         during the quarter ended December 31, 1999

o        Worst quarterly return:  (8.7)%,
         during the quarter ended September 30, 1999


Average Annual Total Returns for the Periods Ended December
                          31, 1999
-------------------------------------------------------------
                                        Since Inception
                        1 Year         December 15, 1998
-------------------------------------------------------------
Fund                    13.04%                21.06%
Russell 2000 Stock
Index                   21.26%                29.91%
-----------------

* The Russell 2000 Stock Index is an unmanaged market-weighted index that includes stocks of 2000 U.S. companies, with dividends reinvested.

FUND FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES
Paid directly from your investment.

Maximum sales load................................None
Deferred sales load...............................None
Redemption fees...................................None
Exchange fees.....................................None


ANNUAL FUND OPERATING EXPENSES
Deducted from Fund assets.
Management fee.....................................1.00%
12b-1 fee..........................................None
Other expenses ....................................1.68%*
                                                   -----
Total annual Fund operating expenses
     (gross)...................................... 2.68
Expense Reimbursement.............................(1.43)%
                                                  -------
Total annual Fund operating expenses (net).........1.25%

-----------------------
* The investment adviser has agreed to reimburse the Fund to the extent the Fund's regular operating expenses during any fiscal year exceed 1.25% of its average daily net asset value in such year. This limitation can not be changed without shareholder approval.




EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year.......................         $131
3 years......................         $408
5 years......................         $706
10 years.....................       $1,553


This example is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.

AVAILABILITY


     Shares of Papp Small & Mid-Cap Growth Fund are available to persons residing in certain states only. Contact the Fund at (800) 421-4004 to determine whether the Fund is available for residents of your state.

                        INVESTMENT OBJECTIVES AND METHODS

INVESTMENT OBJECTIVES AND METHODS APPLICABLE TO ALL FUNDS

         All of the Papp Funds invest with the objective of long-term capital growth. A Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding shares.

         The Papp Funds invest in different ways, but each follows the basic Papp investment strategy -- each Fund tries to purchase the shares of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company. The Funds measure a company's prospects for capital appreciation on an overall basis by such considerations as growth over extended periods of time, above-average profitability created through operating efficiency rather than financial leverage, and cash flows that appear to confirm the sustainability of growth.


         The Papp Funds are "buy and hold" investors. Once a security is purchased, the Funds ordinarily keep it so long as the investment adviser believes that the prospects for appreciation continue to be favorable and that the securities are not overvalued in the marketplace. As a result, although the Funds' portfolio turnover rates will vary, they are not ordinarily more than 25% annually (approximately 50% in the case of Papp Focus Fund and Papp Small & Mid-Cap Growth Fund).


         The Funds are not market-timers. They usually stay substantially fully invested in common stocks, except for the cash and cash equivalents they expect to need to pay their expenses and meet redemptions. The Funds, however, may from time to time, take temporary defensive positions that are inconsistent with these principal investment strategies. If the adviser believes a temporary defensive position is necessary in view of market conditions, each Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations. Taking a temporary defensive position may prevent a Fund from achieving its investment objective.

     PAPP STOCK FUND


         Stock Fund invests in common stocks. The Fund may invest up to 5% of its net assets in securities convertible into common stocks. There is no restriction on the size of the companies in which Stock Fund may invest, but it usually invests in large or mid-sized companies. The Fund considers large and mid-sized companies to be those at least as large as the companies included in the S&P Mid-Cap 400 Stock Index, which ranged from $100 million to $51 billion at March 31, 2000.


     PAPP AMERICA-ABROAD FUND

         America-Abroad Fund invests in common stocks of United States enterprises that have substantial international activities and common stocks of foreign enterprises that are traded publicly in the United States. The Fund usually invests at least 70% of its common stock assets in United States companies that satisfy one of the following criteria:

     o At least 35% of its aggregate reported sales and other revenues, or of its reported operating earnings, were classified by the company as "foreign", "international" or "outside the United States", or

     o At least 25% of any one of its aggregate reported revenues, operating earnings, or identifiable assets were classified as foreign, and had doubled in amount over the past five years, and the Fund's investment adviser believes that prospects are excellent for a continuing large increase over the company's next five fiscal years.

         The Fund relies on the annual geographic segment data published and provided by companies to determine which companies meets these criteria.

         America-Abroad Fund may invest up to 30% of its common stock assets in foreign companies that are traded in the United States.

     PAPP AMERICA-PACIFIC RIM FUND


         America-Pacific Rim Fund invests in common stocks of companies that appear to have substantial sales to and receive significant income from countries within the Pacific Rim (defined as those countries bordering the Pacific Ocean, including the United States). The Fund usually invests at least 65% of its common stock assets in United States companies that meet the following criteria:


     o 50% or more of their earnings or sales are attributed to, or assets are situated in, Pacific Rim countries including the United States, and

     o 15% or more of their earnings or sales are attributed to, or assets are situated in, Pacific Rim countries outside the United States.

In addition (and not included toward the 65% discussed in the preceding sentence) the Fund may invest in United States companies that, in the opinion of the Fund's investment adviser, will soon meet these criteria.

         In determining which United States companies are eligible for inclusion in the Fund's portfolio, the Fund's investment adviser relies largely on published annual geographic data provided by many multinational companies. However, many companies do not separately report earnings by geographic source. As a result, the Fund's investment adviser also relies on discussions with officials of companies being considered for inclusion in the Fund's securities portfolio.

         The Fund may invest up to 30% of its common stock assets in foreign companies that are traded in the United States if 15% or more of such companies' earnings, sales, or assets can be attributed to Pacific Rim countries, excluding the United States or, in the opinion of its investment adviser, will soon meet these criteria.

     PAPP FOCUS FUND

         Focus Fund makes substantial investments in a relatively small number of companies. The Fund usually owns stocks in 16 or fewer companies, although it sometimes may own more.

         In choosing investments, the Fund looks for stocks of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company.

         The Fund may invest up to 30% of its common stock assets in foreign companies traded in the United States.

     PAPP SMALL & MID-CAP GROWTH FUND

         Small & Mid-Cap Growth Fund invests primarily in the common stocks and securities convertible into common stocks of small and medium sized companies. The Fund's investment adviser believes that carefully selected small and medium sized companies offer attractive capital growth possibilities significantly above that of the general U.S. economy. Many of those companies have developed significant expertise in the more limited markets they serve, and are able to increase their sales and earnings at a more rapid pace than the average company. Further, these companies typically are subject to less Wall Street research than larger companies and are more likely to be priced inefficiently.

         Small companies are those whose market capitalizations fall within the range of companies in the S&P Small-Cap 600 Index (the Small-Cap Index) while medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P Mid-Cap 400 Index (the Mid-Cap Index). As of March 31, 2000, the Small-Cap Index included companies with capitalizations between approximately $17 million and $6.1 billion while the Mid-Cap Index included companies with capitalizations between approximately $100 million and $51 billion. Under normal market conditions, the Fund will invest at least 65% of its assets in small and mid-capitalization securities.


         The Fund may invest a maximum of 20% of its common stock assets in foreign domiciled companies if they are traded in the United States.


                                  RISK FACTORS

MARKET RISK

         Each of the Funds invests primarily in common stocks. In the short-term, stock prices may fluctuate widely in response to company, market or economic news. The Funds, alone or together, are not intended to present a balanced investment program. They are not intended to be a vehicle for short-term trading, but are intended for investment for the long-term. You may receive little or no return on your investment or may lose part of your investment and there can be no assurance that the Funds will achieve their investment objectives.





OTHER RISKS

         Each of Papp America-Abroad Fund, Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small & Mid-Cap Growth Fund also present other risks. Below are the additional risks of these Funds.

     PAPP AMERICA-ABROAD FUND AND PAPP AMERICA-PACIFIC RIM FUND

         Because the Funds invest primarily in companies with foreign business interests (either in United States companies with substantial international activities or foreign companies), investing in these Funds may be riskier in some ways than investment in companies whose operations are in the U.S. only. Certain political and economic risks may affect the Fund's portfolio companies, especially those with commitments in developing countries. The companies in which the Funds invest may be affected by: foreign controls over currency exchange; restrictions on monetary repatriation; oppressive regulation; differing tax systems among countries, with differing consequences to portfolio companies; possible seizure, nationalization or expropriation of assets; and political, economic or social instability.

         If the Funds invest directly in foreign companies, even through U.S. traded securities, the Funds would also have risks related to: less governmental supervision of issuers of securities; limited publicly available corporate information; varying accounting, auditing and financial reporting standards and financial statements among countries; and difficulties in obtaining legal recourse and enforcing judgments abroad.

         Additionally, Papp America-Pacific Rim Fund's focus on companies with significant earnings, sales or assets in Pacific Rim countries outside the United States makes that Fund more vulnerable to potential adverse economic or market developments affecting that region than would be the case for a fund investing in companies with broader geographic diversification of their businesses.

     PAPP FOCUS FUND

         A strategy of investing in a limited number of securities may increase the volatility of the Fund's investment performance compared to a strategy of investing in a larger number of securities. Since each stock may represent a significant part of the Fund's overall portfolio, the appreciation or depreciation of such a security will have a greater impact on the net asset value of the Fund than it would have had if the Fund invested in a larger number of securities. In addition, if the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it might have, had it invested in a larger number of securities. Because the Fund may invest in foreign business interests, investing in the Fund is subject to the same risks as investment in the Papp America-Abroad Fund.

     PAPP SMALL & MID-CAP GROWTH FUND

         The stocks of small and medium-sized companies often involve more volatility and tend to be less liquid than the stocks of larger companies. Further, a company with only one or several product lines is vulnerable to the entrance of a substantial competitor. During some periods, the securities of small and mid-cap companies, as a class, have performed better than the securities of large companies and in other periods they have performed worse. Small and mid-cap companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, and may have a less diversified product line - making them more susceptible to market pressures. Also, because the Fund may invest in foreign business interests, investing in the Fund is subject to the same risks as investment in the Papp America-Abroad Fund.

                                PURCHASING SHARES

     SEE THE NEW ACCOUNT PURCHASE APPLICATION ACCOMPANYING THIS PROSPECTUS.

         To make an initial purchase of shares, you should complete and sign the New Account Purchase Application and mail it, together with a check for the total purchase price, to Papp Funds, 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016 or to P.O. Box 15508, Phoenix, Arizona 85066.

         The purchase price of each Fund's shares is the net asset value per share (NAV) next determined after receipt of the purchase order, as described under "Determination of Net Asset Value." There are no sales loads or commissions. The minimum initial investment to open an account is $5,000, except for Individual Retirement Accounts (IRAs) where the minimum is $1,000. Minimum subsequent investments in all cases are $1,000, excluding reinvestments of dividends and capital gains distributions.

         Each Fund will acknowledge your investment in shares of the Fund, including dividends and capital gains distributions reinvested in Fund shares, with a statement showing the number of shares you purchased, the net asset value at which you purchased the shares, and your new balance of Fund shares owned. The Funds do not issue stock certificates for the shares purchased. All full and fractional shares will be carried on the books of the Funds without the issuance of certificates.

         The Funds may authorize certain financial service companies, broker-dealers or their designees (authorized agents) to accept purchase, redemption, and exchange requests from their customers on whose behalf the authorized agent holds shares of the Funds. For purchase orders placed through an authorized agent, a shareholder will pay a Fund's NAV next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

         Some financial institutions that act as the Funds' agent or that otherwise maintain nominee accounts with the Funds for their clients for whom they hold Fund shares might charge a fee (usually a percentage of the average net assets held in such accounts) for accounting, shareholder servicing, and distribution services the institution provides with respect to the underlying Fund shares. The adviser pays these fees.

         The Funds reserve the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.


         You may request the delivery of a single "shared" copy of each prospectus and shareholder report to you and all other shareholders who share your address by indicating your request on the New Account Purchase Application. You may request delivery of individual copies by calling the Funds at (800) 421-4004 or by writing to the following address: 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016. The Fund will commence sending individual copies within 30 days after it receives your request.




                                REDEEMING SHARES

         We will redeem all or any part of shares you own upon written request delivered to the Funds at 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016, or P.O. Box 15508, Phoenix, Arizona. The redemption request must:

     (1) specify the number of shares or dollar amount you want to redeem, if less than all of your shares are to be redeemed;

     (2) be signed by all owners of the shares exactly as their names appear on our account; and


     (3) include a signature guarantee in some instances. A signature guarantee is a way to protect the Funds and their shareholders, by guaranteeing that a person signing a request is really the person he or she claims to be. Your signature must be guaranteed by a bank, member firm of a national securities exchange, savings and loan association, credit union or other entity authorized by state law to guarantee signatures. A notary public cannot guarantee a signature. A signature guarantee may be waived by the Funds' Transfer Agent at the Transfer Agent's own discretion and risk.


         If you are making a redemption request on behalf of a corporation, partnership, trust, fiduciary, executor, or administrator, you must send us written evidence of your authority to act. Under certain circumstances, before the shares can be redeemed, we may require additional documents to verify the authority of the person seeking to redeem. Call (800) 421-4004 before submitting a redemption request if you have any questions about the documents required.

         Under ordinary circumstances, a signature guarantee will not be required. However, a signature guarantee is necessary under the following circumstances:

     (1)  the redemption request exceeds $25,000;

     (2) the proceeds of the redemption are requested to be sent to a person other than the registered holder(s) of the shares to be redeemed;

     (3) the proceeds of the redemption are to be mailed to an address other than the address of record; or

     (4) a change of address request has been received by the Fund or the Transfer Agent within the last 20 business days.

         In such cases, each signature on any redemption request must be guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution. A notary public is not an eligible guarantor.

         The redemption price per share is net asset value determined as described under "Determination of Net Asset Value." There is no redemption charge. The redemption value of the shares may be more or less than your cost, depending upon the value of a Fund's portfolio securities at the time of redemption. If the net asset value of your account falls below $1,000 because you sold shares, we may notify you that unless the value of your account is increased to at least $1,000 within 60 days, we will close your account and send the proceeds to you.

         We will pay you for the shares redeemed within seven days after our receipt of a request for redemption in good order. However, if you redeem shares immediately after they are purchased, we may delay paying the redemption proceeds until your check for the purchase price has been cleared, which may take up to 15 days.


         The Funds may suspend or postpone redemptions during any period when trading on the New York Stock Exchange is restricted or as otherwise permitted by the Securities and Exchange Commission.

REDEMPTION IN KIND

         Although the Funds intend to pay share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.




                        DETERMINATION OF NET ASSET VALUE


         A Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of regular session trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on any day on which that Exchange is open for trading.


         For purposes of computing the NAV, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices or, if there have been no reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are also valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of directors. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

                                   MANAGEMENT

INVESTMENT ADVISER

         L. Roy Papp & Associates serves as investment adviser to the Funds. Subject to the overall authority of the board of directors, the adviser furnishes continuous investment supervision and management to the Funds under an investment advisory agreement. L. Roy Papp & Associates is also investment adviser to individuals, trusts, retirement plans, endowments, and foundations. Assets under management exceed $1.2 billion. The adviser's address is 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016.

PORTFOLIO MANAGERS

         L. Roy Papp and Rosellen C. Papp, partners of the investment adviser, have managed the portfolios of each Fund since each Fund's commencement. Except for two years when he was

United States director of, and ambassador to, the Asian Development Bank, Manila, Philippines, Mr. Papp has been in the money management field since 1955. He has been either sole proprietor of or a partner of L. Roy Papp & Associates since 1978. Rosellen C. Papp has been the Director of Research of L. Roy Papp & Associates since 1981.

FEES


         The investment adviser receives from each of the Funds, as compensation for its investment adviser and administrative services, a monthly fee at an annual rate of 1% of that Fund's average daily net assets. The adviser has agreed to reimburse each Fund to the extent its total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 1.25% of its average daily net asset value in such year.


                                  DISTRIBUTIONS

         The Funds intend to distribute to shareholders substantially all net investment income and any net capital gains realized from sales of the Funds' portfolio securities.

         The Funds automatically reinvest your dividends from net investment income and distributions from any net realized capital gains unless you request in writing to have them paid by check.

                               FEDERAL INCOME TAX

         Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains. The tax you pay on a capital gains distribution depends generally on how long a Fund has held the portfolio securities it sold, and so may qualify as long-term capital gains even if you have held your Fund shares 12 months or less. Distributions are taxable, whether received in cash or reinvested in shares of the Fund. The sale of shares in your account may produce a gain or loss, and is a taxable event.

         Each Fund will advise its shareholders annually of the source or sources of distributions for federal income tax purposes. A shareholder who is not subject to federal income taxation will not be required to pay tax on distributions received.


         If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% ("backup withholding") from dividend, capital gain and redemption payments to you. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income. These certifications are contained in the New Account Purchase Application, which should be completed and returned to the Funds when you make your initial investment. You should consult your tax advisor concerning the application of federal, state, or foreign tax laws to your circumstances.


                              FINANCIAL HIGHLIGHTS

         The following tables are intended to help you understand each Fund's financial performance for the past five years (or the period during which the Fund has been in operation, if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented has been audited and reported on by Arthur Andersen LLP, the Funds' independent public accountants. The report of the independent public accountants and further information about the performance of each Fund is contained in the Annual Report and the Statement of Additional Information, which may be obtained from the Funds free of charge.

PAPP STOCK FUND

                                                                    YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------
                                             1999             1998            1997           1996           1995
                                          ---------         ---------      ---------      ---------       --------
Net asset value, beginning of period......  $37.36           $29.78          $22.70         $19.29         $14.63
Income from Operations
Net investment (loss)/income..............   (0.15)           (0.09)          (0.04)          0.01           0.07
    Net realized and unrealized gain
    on investments........................    5.75             8.13            7.55           4.16           4.73
    Total from Operations.................    5.60             8.04            7.51           4.17           4.80
Less Distributions
    Dividends from net investment income..     ---              ---             ---          (0.01)        (0.07)
    Distribution of net realized gain.....   (0.76)           (0.46)          (0.43)         (0.75)        (0.07)
Total Distributions.......................   (0.76)           (0.46)          (0.43)         (0.76)        (0.14)
Net asset value, end of period............  $42.20           $37.36           $29.78        $22.70         $19.29
                                            ======           ======           ======        ======         ======
Total Return..............................   14.99%           26.99%          33.12%         21.77%         32.93%
Ratios/Supplemental Data
Net assets, end of period.................$105,101,464    $98,608,333     $79,820,068     $53,277,087     $44,508,543
    Expenses to average net assets........      1.09%          1.10%           1.12%          1.16%          1.17%
    Investment income to average net assets (b) 0.71%          0.82%           1.00%          1.19%          1.60%
    Portfolio turnover rate...............      6.60%          9.74%           6.19%         14.47%         22.39%



PAPP AMERICA ABROAD FUND

                                                                    YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------
                                             1999             1998            1997           1996           1995
                                          ---------         ---------      ---------      ---------       --------
Net asset value, beginning of period......    $32.13         $25.98          $20.11         $16.47         $12.24
Income from Operations
Net investment (loss)/income..............     (0.23)         (0.05)           0.01           0.01           0.04
    Net realized and unrealized
    gain (loss) on investments............      4.74           6.24            6.00           4.48           4.52
    Total from Operations.................      4.51           6.19            6.01           4.49           4.56
Less Distributions
    Dividends from net investment income..      ---             ---           (0.01)         (0.01)         (0.04)
    Distributions of net realized gain....     (1.39)         (0.04)          (0.13)         (0.84)         (0.29)
Total Distributions.......................     (1.39)         (0.04)          (0.14)         (0.85)         (0.33)
Net asset value, end of period............    $35.25         $32.13          $25.98         $20.11         $16.47
                                              ======         ======          ======         ======         ======
Total Return..............................     14.01%         23.83%          29.92%         27.65%         37.05%
Ratios/Supplemental Data
Net assets, end of period.................$242,610,345     $342,814,636   $288,249,294    $29,623,497     $15,988,267
    Expenses to average net assets(a).....      1.07%          1.08%           1.11%          1.25%          1.22%
    Investment income to average net assets(b)  0.61%          0.82%           1.24%          1.30%          1.50%
    Portfolio turnover rate...............      5.47%         24.97%           4.71%         12.29%         26.65%

--------------
NOTES TO FINANCIAL HIGHLIGHTS:

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.30% for the year ended December 31, 1996.

(b) Computed giving effect to investment adviser's expense limitation undertaking.

PAPP AMERICA-PACIFIC RIM FUND

                                                      YEAR ENDED            YEAR ENDED            PERIOD ENDED
                                                   DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997(a)
                                                   -----------------     -----------------     --------------------

Net asset value, beginning of period.............           $15.57               $12.10                  $10.00
Income from Operations
Net investment income............................            (0.12)               (0.06)                   0.00
    Net realized and unrealized gain
    (loss) on investments........................             3.99                 3.53                    2.11
    Total from Operations........................             3.87                 3.47                    2.11
Less Distributions
    Dividends from net investment income.........              ---                  ---                    0.00
    Distribution of net realized gain............              ---                  ---                   (0.01)
Total Distributions..............................              ---                  ---                   (0.01)
Net asset value, end of period...................           $19.44               $15.57                  $12.10
                                                            ======               ======                  ======
Total Return.....................................            24.86%               28.68%                  21.11%
Ratios/Supplemental Data
Net assets at end of period .....................         $16,478,700          14,705,830              $13,741,389
    Expenses to average net assets (b)...........             1.25%                1.25%                   1.25%*
    Ratio of net income to average net assets(c).             0.58%                0.79%                   1.30%*
    Portfolio turnover rate......................            17.52%               13.73%                  14.30%*


PAPP FOCUS FUND

                                                                YEAR ENDED                  PERIOD ENDED
                                                             DECEMBER 31, 1999          DECEMBER 31, 1998(d)
                                                             -----------------          --------------------

Net asset value, beginning of period.....................           $13.33                      $10.00
Income from Operations
Net investment loss......................................            (0.11)                     (0.06)
    Net realized and unrealized gain
    on investments.......................................             0.19                       3.39
    Total from Operations................................             0.08                       3.33
Less Distributions
    Dividends from net investment income.................              ---                        ---
    Distribution of net realized gain..................                ---                        ---
Total Distributions....................................                ---                        ---
Net asset value, end of period...........................           $13.41                     $13.33
                                                                    ======                     ======
Total Return.............................................             0.60%                     33.30%
Ratios/Supplemental Data
Net assets, end of period................................        $3,951,395                 $4,031,393
    Expenses to average net assets (e)...................             1.25%                      1.25%*
    Investment income to average net assets (c)..........             0.54%                      0.70%*
    Portfolio turnover rate..............................            53.85%                     50.37%*

--------------
NOTES TO FINANCIAL HIGHLIGHTS:

*    Annualized

(a)  From the date of commencement of operations (March 14, 1997).

(b) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.39%, 1.41% and 1.55%, for the years ended December 31, 1999, 1998 and the period ended December 31, 1997, respectively.

(c) Computed giving effect to investment adviser's expense limitation undertaking.

(d)  From the date of commencement of operations (March 2, 1998).

(e) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.63% and 1.38% for the periods ended December 31, 1999 and 1998, respectively.

PAPP SMALL & MID-CAP GROWTH FUND

                                                                YEAR ENDED                  PERIOD ENDED
                                                             DECEMBER 31, 1999          DECEMBER 31, 1998(a)
                                                             -----------------          --------------------

Net asset value, beginning of period.....................           $16.20                      $15.00
Income from Operations
Net investment loss......................................            (0.14)                       ---
    Net realized and unrealized gain
    on investments.......................................             2.25                       1.20
    Total from Operations................................             2.11                       1.20
Less Distributions
    Dividends from net investment income.................              ---                        ---
    Distribution of net realized gain..................                ---                        ---
Total Distributions....................................                ---                        ---
Net asset value, end of period...........................           $18.31                     $16.20
                                                                    ======                     ======
Total Return.............................................            13.40%                      8.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands).................        $4,325,499                 $1,566,225
    Ratio of expenses to average net assets (b)..........             1.25%                      1.25%*
    Investment income to average net assets (c)..........             0.32%                      1.01%*
    Portfolio turnover rate..............................            53.07%                      0.00%*

--------------
NOTES TO FINANCIAL HIGHLIGHTS:

*    Annualized

(a)  From the date of commencement of operations (December 15, 1998).

(b) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.68% and 1.56% for the periods ended December 31, 1999 and 1998, respectively.

(c) Computed giving effect to investment adviser's expense limitation undertaking.

                            THE PAPP FAMILY OF FUNDS

                              (Pure no-load funds)

         Additional sources of information are available to you. The Statement of Additional Information, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Shareholder reports contain management's discussion of the market conditions, investment strategies and performance results that significantly affected each Fund's performance as of the end of the Fund's latest semi-annual or annual fiscal year end. You may obtain free copies of the Funds' annual and semi-annual reports, the Statement of Additional Information, request other information and discuss your questions about each Fund by writing or calling:

                                   Papp Funds
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                                  (602)956-1115
                                  (800)421-4004


         When the Funds receive a request for the Statement of Additional Information, the annual report or the semi-annual report, the Funds will send the requested documents within 3 business days of the receipt of the request.

         In addition, you may obtain this and other information about each Fund directly from the Securities and Exchange Commission (SEC). You may visit the SEC online at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington D.C. You may obtain information about the Public Reference Room by calling the SEC at (202) 942-8090. After paying the appropriate duplicating fee, you may also obtain copies by writing to the SEC's Public Reference Section at 450 5th Street, N.W., Washington, DC 20549-6009 or by email request at publicinfo@sec.gov.





Stock Fund                        811-05922
America-Abroad Fund               811-06402
America-Pacific Rim Fund          811-08005
Focus Fund                        811-08601
Small & Mid-Cap Growth Fund       811-09055

[DRAWING OF L. ROY PAPP]

                            THE PAPP FAMILY OF FUNDS

                       Statement of Additional Information


                                   May 1, 2000



                       6225 North 24th Street - Suite #150
                             Phoenix, Arizona 85016
                                 (602) 956-1115
                                 (800) 421-4004

                            Email: invest@roypapp.com
                        Internet: http://www.roypapp.com

--------------------------------------------------------------------------------


         This Statement of Additional Information relates to Papp Stock Fund, Inc., Papp America-Abroad Fund, Inc., Papp America-Pacific Rim Fund, Inc., Papp Focus Fund, Inc. and Papp Small & Mid-Cap Growth Fund, Inc. (each a "Fund", and collectively the "Funds"). This Statement of Additional Information is not a prospectus, but provides information that should be read in conjunction with the Funds' prospectus dated May 1, 2000 and any supplement to the prospectus. You may obtain free copies of the prospectus by writing or calling the Funds at the address or telephone number shown above.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                Table of Contents



                                                                           Page
Information about the Funds and Their Shares................................2
Investment Policies.........................................................2
Investment Restrictions.....................................................3
Investment Adviser..........................................................6
Management of the Funds.....................................................7
Code of Ethics..............................................................9
Principal Shareholders......................................................9
Portfolio Transactions and Brokerage.......................................10
Performance Information....................................................11
Purchasing and Redeeming Shares............................................12
Additional Tax Information.................................................13
Custodian..................................................................13
Transfer Agent.............................................................13
Financial Statements.......................................................14

--------------------------------------------------------------------------------

Information about the Funds and Their Shares


         Each Fund is an open-end management investment company that is organized as a Maryland Corporation. All of the Funds are diversified except Focus Fund which is non-diversified. Papp Stock Fund, Inc. was incorporated on September 15, 1989, and commenced operations on November 29, 1989. Prior to April 1999, Papp Stock Fund, Inc. was named The L. Roy Papp Stock Fund, Inc. Papp America-Abroad Fund, Inc. was incorporated on August 15, 1991, and commenced operations on December 6, 1991. Papp America-Pacific Rim Fund, Inc. was incorporated on December 18, 1996 and commenced operations on March 14, 1997. Papp Focus Fund was incorporated on December 17, 1997 and commenced operations on March 2, 1998. Papp Small & Mid-Cap Growth Fund was incorporated on September 15, 1998 and commenced operations on December 15, 1998. L. Roy Papp & Associates provides investment advisory services to the Funds.


          Each share of capital stock of a Fund, $.01 par value, is entitled to share pro rata in any dividends and other distributions on shares of that Fund declared by its board of directors, to one vote per share in elections of directors and other matters presented to shareholders, and to equal rights per share in the event of liquidation.

         According to Maryland law and each Fund's bylaws, the Funds are not required to hold annual meetings of shareholders unless required to do so under the Investment Company Act. A Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of that Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act concerning assistance with a record shareholder communication asking other record shareholders to join in that request.

Investment Policies

         The Funds invest with the objective of long-term capital growth. A Fund's investment objective may not be changed without the approval of a majority of that Fund's outstanding shares. The investment objectives of the Funds are more fully described in the prospectus under the caption of "Investment Objective" for each Fund and under the caption "Investment Objectives and Methods." The primary manner in which the Funds pursue their investment objectives is discussed in the prospectus under the captions "Investment Objectives and Methods" and "Risk Factors."

         Temporary Investments. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies. If the adviser believes a temporary defensive position is necessary in view of market conditions, a Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations. Taking a temporary defensive position may prevent a Fund from achieving its investment objective.


         Portfolio Turnover. Each of Stock Fund, America-Abroad Fund and America-Pacific Rim Fund expects that its annual portfolio turnover rate will not exceed 25% under normal conditions, a turnover rate less than that of most mutual funds that invest primarily in common stocks. Each of Focus Fund and Small & Mid-Cap Growth Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions, a turnover rate less than that of most mutual funds that invest primarily in a small number of securities or in small and mid-capitalization securities, respectively. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year. In particular, the turnover rate of Focus Fund may vary significantly from year to year because of the need to maintain the portfolio diversification required by the Internal Revenue Code and the small number of portfolio holdings.

Investment Restrictions

         Each Fund has adopted certain fundamental investment restrictions that may not be changed without the approval of a majority of that Fund's outstanding shares. The Funds' fundamental investment restrictions are as follows:

         PAPP STOCK FUND AND PAPP AMERICA-ABROAD FUND.

         Neither Fund may:

          1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at such time) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

          2. Acquire securities of any one issuer that at time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

          3. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

          4. Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;

          5. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

          6. Invest in repurchase agreements or reverse repurchase agreements;

          7. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization [in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund];

          8. Purchase or retain securities of a company if all of the directors and officers of the Fund and of its investment adviser who individually own beneficially more than 1/2% of the securities of the company collectively own beneficially more than 5% of such securities;

          9. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

          10. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 15% of its assets at cost;

          11. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the

               Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

          12. Purchase or sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

          13.     Purchase or sell commodities, commodity contracts or options;

          14.     Make margin purchases or short sales of securities;

          15. Invest in companies for the purpose of management or the exercise of control;

          16. Make loans (but this restriction shall not prevent the Fund from investing in debt securities, subject to the 5% limitation stated in restriction 4 above);

          17.     Invest in or write puts, calls, straddles or spreads;

          18. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration; and

          19. Invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges.

         PAPP AMERICA-PACIFIC RIM FUND, PAPP FOCUS FUND AND PAPP SMALL & MID-CAP GROWTH FUND.

         No Fund may:

          1. (for Papp America-Pacific Rim Fund and Papp Small & Mid-Cap Growth Fund only) To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at such time) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

          2. Acquire securities of any one issuer that at time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

          3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

          4. (for Papp America-Pacific Rim Fund only) Invest in repurchase agreements or reverse repurchase agreements;

          5. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

          6. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

          7.      Purchase or sell commodities, commodity contracts or options;

          8.      Make margin purchases or short sales of securities;

          9. Invest in companies for the purpose of management or the exercise of control;

          10. (for Papp America-Pacific Rim Fund only) Make loans (but this restriction shall not prevent the Fund from investing in debt securities, subject to the 5% limitation stated in restriction 5 above);

                  (for Focus Fund and Papp Small & Mid-Cap Growth Fund only)
               Make loans (but this restriction shall not prevent the Fund from investing in debt securities); and

          11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

         Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small & Mid-Cap Growth Fund have also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

          a. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

          b. (For Papp America-Pacific Rim Fund and Papp Focus Fund only) Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable; and

          c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization [in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund].



         In addition, neither Papp Stock Fund and Papp America-Abroad Fund intends to issue any senior security except to the extent permitted under the Investment Company Act of 1940. None of Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small & Mid Cap Growth Fund intends to purchase or sell real estate or interests in real estate, although each may invest in marketable securities of enterprises that invest in real estate or interests in real estate.

Investment Adviser


         L. Roy Papp & Associates provides investment advisory services to the Funds. The adviser is an Arizona general partnership owned and controlled by its partners, of whom there were ten at the date of this Statement of Additional
Information: L. Roy Papp, Harry A. Papp, Robert L. Mueller, Rosellen C. Papp, Bruce C. Williams, George D. Clark, Jr., Jeffrey N. Edwards, Robert L. Hawley, Victoria S. Cavallero, and Julie A. Hein.

         Subject to the overall authority of each Fund's board of directors, the adviser furnishes continuous investment supervision and management to the Funds under an investment advisory agreement. As compensation for its investment advisory and administrative services, the investment adviser receives from each Fund, a monthly fee, at an annual rate of 1% of that Fund's average daily net assets. The adviser has agreed to reimburse the Funds to the extent a Fund's total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 1.25% of its average daily net asset value in such year.


         The table below shows gross advisory fees paid by the Funds and any expense reimbursements by the Adviser to them, which are described in the prospectus.

                                              FEES PAID DURING YEAR     FEES PAID DURING YEAR      FEES PAID DURING YEAR
        FUND                                 ENDED DECEMBER 31, 1999   ENDED DECEMBER 31, 1998    ENDED DECEMBER 31, 1997
        ----                                 -----------------------   -----------------------    -----------------------


Papp Stock Fund
     Advisory Fee                                     $966,638                 $875,849                    $690,660
Papp America-Abroad Fund
     Advisory Fee                                   $2,877,790               $3,292,225                  $1,599,574
Papp America-Pacific Rim Fund
     Advisory Fee                                     $140,437                 $140,635                     $77,151*
     Reimbursement                                     $20,357                  $21,864                     $21,456*
Papp Focus Fund
     Advisory Fee                                      $41,681                  $21,018*                        n/a
     Reimbursement                                     $15,959                   $2,950*
Papp Small & Mid-Cap Growth Fund
     Advisory Fee                                      $33,639                     $543*                        n/a
     Reimbursement                                     $14,585                     $164*

--------------------
* From the Fund's commencement of operations.

Information is indicated as not applicable ("n/a") for periods prior to a Fund's commencement of operations.


         Under the Advisory Agreements, the adviser furnishes at its own expense office space to the Funds and all necessary office facilities, equipment, and personnel for managing the assets of the Funds. The adviser also pays all expenses of marketing shares of the Funds, all expenses in determination of daily price computations, placement of securities orders and related bookkeeping.


         The Funds pay all expenses incident to their operations and business not specifically assumed by the investment adviser, including expenses relating to custodial, legal, and auditing charges;

printing and mailing reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Funds under the Investment Company Act and registration of their shares under the Securities Act of 1933; and complying with the securities laws of certain states.

         The Advisory Agreements provide that the adviser shall not be liable for any loss suffered by the Funds or their shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreements.


         The Advisory Agreements may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of each Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


Management of the Funds

         The board of directors has overall responsibility for the conduct of each Fund's affairs. The directors of each Fund (except as noted), including those directors who are also officers, other officers of each Fund, and their principal business activities during the past five years, are:


          L. Roy Papp,* Chairman and director. Age 73. Partner, L. Roy Papp & Associates.

          Harry A. Papp,*+ CFA, President and director. Age 45. Partner, L. Roy Papp & Associates.

          Robert L. Mueller,* Vice President, Secretary and director. Age 72. Partner, L. Roy Papp & Associates.

          Rosellen C. Papp,*+ CFA, Vice President, Treasurer and director. Age
          44. Partner, L. Roy Papp & Associates.

          Bruce C. Williams,* CFA, Vice President and director. Age 47. Partner,
          L. Roy Papp & Associates.

          James K. Ballinger, director. Age 49. Director of the Phoenix Art Museum.

          Amy S. Clague, director. Age 66. Partner, Boyd and Clague (bookkeeping services for small companies).

          Carolyn P. O'Malley, director of Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small & Mid-Cap Growth Fund. Age 51. Director of the Desert Botanical Garden since 1994.

          George D. Clark, Jr., Vice President. Age 60. Partner, L. Roy Papp & Associates.

          Jeffrey N. Edwards, Vice President. Age 42. Partner, L. Roy Papp & Associates.

          Robert L. Hawley, Vice President. Age 41. Partner, L. Roy Papp & Associates.

----------------------

* Indicates an "interested person" of the Fund, as defined in the Investment Company Act of 1940

+ Harry A. Papp is the son of L. Roy Papp and Rosellen C. Papp is the daughter-in-law of L. Roy Papp.

          Victoria S. Cavallero, Vice President. Age 42. Partner, L. Roy Papp & Associates.

          Julie A. Hein, Vice President and Assistant Treasurer. Age 39. Partner, L. Roy Papp & Associates since 1996; prior thereto, associate of L. Roy Papp & Associates.


         The address of Messrs. L. Roy Papp, Harry A. Papp, Robert L. Mueller, Bruce C. Williams, Ms. Rosellen C. Papp and each of the officers, is 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016; the address of Mr. Ballinger is 1625 North Central Avenue, Phoenix, Arizona 85004; the address of Mrs. Clague is 326 East Kaler Drive, Phoenix, Arizona 85020; and the address of Mrs. O'Malley is 1201 N. Galvin Parkway, Phoenix, Arizona 85008.


         As of April 1, 2000, the directors and officers of the Funds beneficially owned, in the aggregate, the following percentages of the outstanding shares of the Funds:

------------------------------------------- --------------------------
FUND                                        SHARES (%)

------------------------------------------- --------------------------
Stock Fund                                           4.7%
------------------------------------------- --------------------------
America-Abroad Fund                                  0.9%
------------------------------------------- --------------------------
America-Pacific Rim Fund                            11.9%
------------------------------------------- --------------------------
Focus Fund                                          27.3%
------------------------------------------- --------------------------
Small & Mid Cap Growth Fund                         36.4%
------------------------------------------- --------------------------

         L. Roy Papp, Harry A. Papp, and Robert L. Mueller are the members of the executive committee for each of the Funds, which has authority during intervals between meetings of the boards of directors to exercise the powers of the Board, with certain exceptions. All of the directors and the officers, except Mr. Ballinger, Mrs. Clague, and Mrs. O'Malley are partners of L. Roy Papp & Associates, the Funds' adviser, and serve without any compensation from the Funds.

         The following table sets forth the compensation the Funds paid to Mr. Ballinger, Mrs. Clague, and Mrs. O'Malley during the fiscal year ended December 31, 1999. None of the Papp Funds has any pension or retirement plans.

                                            PAPP        PAPP AMERICA-                   PAPP SMALL &           TOTAL
                       PAPP STOCK      AMERICA-ABROAD   PACIFIC RIM    PAPP FOCUS     MID-CAP GROWTH        COMPENSATION
           NAME           FUND             FUND             FUND          FUND             FUND               ALL FUNDS
           ----        ----------      --------------   -------------  ----------     --------------        ------------
James K. Ballinger         $4,000         $5,400           $1,300           $400            $400              $11,500
Amy S. Clague               4,000          5,400            1,300            400             400               11,500
Carolyn P. O'Malley           n/a            n/a            1,300            400             400                2,100


Code of Ethics

The 1940 Act and rules thereunder require that the Funds and the adviser establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Funds might take advantage of that knowledge for their own benefit. The Funds and the adviser have adopted a Code of Ethics to meet those concerns and legal requirements. Although the Code does not prohibit employees who have knowledge of the investments and investment intentions of the Funds from engaging in personal securities investing, it does regulate such personal securities investing by these employees as a part of the effort by the Funds and the adviser to detect and prevent conflicts of interest.

Principal Shareholders


         The only persons known to own of record or "beneficially" (within the meaning of that term as defined in rule 13d-3 under the Securities Exchange Act of 1934) 5% or more of the outstanding shares of a Fund as of April 1, 2000 were:


                        NAME AND ADDRESS                                   SHARES                  PERCENTAGE
                        ----------------                                   ------                  ----------
STOCK FUND

     Charles Schwab & Co., Inc.*                                          458,899.1350                     18.66%
     101 Montgomery Street
     San Francisco, CA 94104

AMERICA-ABROAD FUND
     Charles Schwab & Co., Inc.*                                        2,811,816.5050                     46.90%
     101 Montgomery Street
     San Francisco, CA 94104

     National Financial Services*                                         711,083.8680                     11.86%
     1 World Financial Center, 200 Liberty Street
     New York, NY 10281

AMERICA-PACIFIC RIM FUND
     Charles Schwab & Co., Inc.*                                          217,420.8190                     25.59%
     101 Montgomery Street
     San Francisco, CA 94104

     Marco Capital Group                                                   46,303.4540                      5.45%
     2009 Independence Drive
     Sherman, TX 75091

     NA Bank & Co                                                          46,300.1630                      5.45%
     P. O. Box 2180
     Tulsa, OK  74101-2180

FOCUS FUND
     L. Roy Papp                                                           42,008.0320                     15.56%
     6225 North 24th Street
     Phoenix, AZ 85016

     Marco Capital Group                                                   20,080.3210                      7.44%
     2009 Independence Drive
     Sherman, TX 75091

     Frank & Nancy Russell                                                 17,985.2640                      6.66%
     5104 N. 32nd Street, #349
     Phoenix, AZ  85018



                                       9

SMALL & MID CAP GROWTH FUND
     Marco Capital Group                                                   48,770.2740                     20.43%
     2009 Independence Drive
     Sherman, TX 75091

     L. Roy Papp                                                           26,459.9480                     11.08%
     6225 North 24th Street
     Phoenix, AZ 85016

     Sunchase Investment Company                                           15,433.6310                      6.47%
     9520 North Max Avenue, #3
     Oklahoma City, OK 73120

     RKS, Inc.                                                             11,970.0690                      5.01%
     5600 North Palo Cristi Road
     Paradise Valley, AZ 85253

     *As a nominee for its customers.


Portfolio Transactions and Brokerage


         The adviser places portfolio transactions of the Funds with those securities brokers and dealers that it believes will provide the best value in transaction and research services for the Funds, either in a particular transaction or over a period of time. Although most transactions involve only brokerage services, a very few involve research services as well.

         In valuing brokerage services, the adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission considered alone) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

         In valuing research services, the adviser makes a judgment of the usefulness of research and other information provided by a broker to the investment adviser in managing the Funds' investment portfolios. The information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker. The extent, if any, to which the obtaining of such information may reduce the expenses of the adviser in providing management services to the Funds is not determinable. In addition, it is understood by the board of directors of each Fund that other clients of the adviser might also benefit from the information obtained for that Fund, in the same manner that the Fund might also benefit from information obtained by the adviser in performing services to others.

         The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by each Fund's board of directors.


         Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where the adviser believes that better prices and execution may be obtained otherwise.

         Although investment decisions for the Funds are made independently from those for other investment advisory clients of L. Roy Papp & Associates, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

         During fiscal years 1999, 1998, and 1997, the Funds paid the following commissions to brokers.


              FUND                             BROKERAGE COMMISSIONS PAID DURING YEAR ENDED DECEMBER 31,
              ----                          1999                         1998                       1997
                                            ----                         ----                       ----
Stock Fund                               $13,640                      $11,124                     $5,842
America-Abroad Fund                       92,014                       94,329                    117,210
America-Pacific Rim Fund                   3,457                        8,377                     14,072
Focus Fund                                 2,818                        3,766                         n/a
Small & Mid-Cap Growth Fund                3,706                        1,295                         n/a



Performance Information

         From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

         Average Annual Total Return is computed as follows:

                   ERV = P(l+T)n

         Where:    P =          a hypothetical initial investment of $1,000
                   T =          average annual total return
                   n =          number of years from initial investment to the
                                end of the period
                   ERV =        ending  redeemable  value of a  hypothetical
                                $1,000 investment made at the beginning of the period at the end of the period (or fractional portion thereof)

         For example, total return and average annual total return for the following periods ended December 31, 1999 of an investment of $1,000 in each of the Funds were:

                                                                                          AVERAGE ANNUAL
                                                                     TOTAL                     TOTAL
                                                                  RETURN (%)                RETURN (%)
                                                                  ----------              --------------
     Stock Fund
         1 Year............................................        14.99%                     14.99%
         Five Years........................................       214.63%                     25.77%
         Ten Years.........................................       391.23%                     17.25%
         Life of the Fund (November 29, 1989)..............       410.83%                     17.54%

     America-Abroad Fund
         1 Year............................................        14.01%                     14.01%
         Five Years........................................       220.88%                     26.26%
         Life of the Fund (December 6, 1991)...............       308.34%                     19.04%

     Pacific-Rim Fund
         1 Year............................................        24.86%                     24.86%
         Life of the Fund (March 14, 1997).................        94.59%                     26.87%

     Focus Fund
         1 Year............................................          .60%                       .60%
         Life of the Fund (March 2, 1998)..................        34.10%                     17.31%

     Small & Mid-Cap Growth Fund
         1 Year............................................        13.04%                     13.04%
         Life of the Fund (December 15, 1998)..............        22.08%                     21.06%



         The Funds impose no sales charge and pay no distribution expenses. Income taxes are not taken into account. Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.


         In advertising and sales literature, the Funds' performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Funds might use comparative performance as computed in a ranking determined by Lipper, Inc., Morningstar, Inc., or that of another service.


Purchasing and Redeeming Shares

         Purchases and redemptions are discussed in the Funds' prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.


         Each Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading, which regularly is every day except Saturday and Sunday. However, the Exchange is also closed on New Year's Day, Martin Luther King, Jr. Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and if one of those holidays should fall on a Saturday or a Sunday, on the preceding Friday or the following Monday, respectively. Net asset value will not be computed on the days of observance of those holidays, unless, in the judgment of the board of directors, it should be determined on any such day, in which case the determination will be made as of 1:00 p.m., Phoenix time. The net asset value per share of each Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

         Each Fund has elected to be governed by rule 18f-1 under the Investment Company Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.


         Redemptions will be made at net asset value. See "Determination of Net Asset Value" in the prospectus.


Additional Tax Information

         Each Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay tax on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to shareholders of that Fund.


         A Fund may elect to pass through to its shareholders their proportionate share of income, war profits, and excess profits taxes that it pays to foreign countries and United States possesions with respect to stock or securities in foreign corporations, provided more than 50% of the total assets of such Fund consists of such stock or securities and the Fund meets the distribution requirements applicable to regulated investment companies. However, no Fund expects its holdings in foreign stock or securities to comprise more than 50% of its total net assets. Accordingly, a Fund that pays foreign taxes will likely deduct any such taxes, rather than passing such taxes through to shareholders to be claimed as deductions or credits on the latters' returns.


         For more information on taxation, see "Federal Income Tax" in the prospectus.


Custodian

         Founders Bank of Arizona, 7335 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, is the custodian for the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Transfer Agent

         L. Roy Papp & Associates, the investment adviser to the Funds, also acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Funds. Under the agreement, L. Roy Papp & Associates is responsible for administering and performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions, for performing shareholder account administration agent functions in connection with the issuance, transfer and redemption of the Funds' shares, and maintaining necessary records in accordance with applicable laws, rules and regulations.


         For its services L. Roy Papp & Associates receives from the Funds a monthly fee of $.75 for each Fund shareholder account, $.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of Fund shares. The board of directors of each Fund has determined the charges by L. Roy Papp & Associates to the Funds are comparable to the charges of others performing similar services. L. Roy Papp & Associates has agreed to make no charges for the provision of these services to Papp Small & Mid-Cap Growth Fund until January 1, 2001.

Financial Statements

         The financial statements included in this prospectus and statement of additional information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.

                          PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999


                                                        Number       Market
Common Stocks                                         of Shares      Value
-------------------------------------------------   ------------  -------------
FINANCIAL SERVICES (21.9%)
General Electric Co.
   (Diversified financial and industrial company)        43,400    $6,716,150
Northern Trust Corporation
   (Bank specializing in trust services)                 68,000     3,604,000
State Street Corporation
   (Provider of U.S. and global securities
    custodial services)                                 107,200     7,832,300
T. Rowe Price Associates, Inc.
   (No-load mutual fund company)                        132,000     4,875,750
                                                                  -------------
                                                                   23,028,200
                                                                  -------------
INDUSTRIAL SERVICES (16.3%)
Automatic Data Processing, Inc.*
   (Leading provider of computing and
   data processing services)                             19,000      1,023,625
G&K Services Inc., Class A
   (Uniform rental service)                              90,000      2,913,750
Interpublic Group of Companies, Inc.
   (Worldwide advertising agencies)                     180,000     10,383,750
Omnicom Group, Inc.
   (Worldwide advertising agencies)                      28,000      2,800,000
                                                                  -------------
                                                                    17,121,125
                                                                  -------------
SOFTWARE (16.1%)
BMC Software, Inc.*
   (Develops data and application
    management software)                                 36,500      2,917,718
Microsoft Corporation*
   (Personal computer software)                         120,000     14,010,000
                                                                  -------------
                                                                    16,927,718
                                                                  -------------
COMPUTER EQUIPMENT (14.8%)
Hewlett-Packard Company
   (Manufacturer of printers, computers, and medical
   electronic equipment)                                 55,000      6,266,563
Intel Corporation
   (Manufacturer of microprocessors, microcontrollers,
   and memory chips)                                    102,000      8,395,875
International Business Machines Corporation
   (Global provider of information technology, hardware,
   software, and services)                                8,600        928,800
                                                                  -------------
                                                                    15,591,238
                                                                  -------------


*Non-income producing security.
    The accompanying notes are an integral part of this financial statement.

                             PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999


                                                       Number       Market
Common Stocks (continued)                            of Shares       Value
-------------------------------------------------   ------------  -------------
PHARMACEUTICAL (6.9%)
American Home Products Corporation
   (Prescription pharmaceuticals)                        23,500       $926,781
Merck & Company
   (Prescription pharmaceuticals)                        95,000      6,370,938
                                                                  -------------
                                                                     7,297,719
                                                                  -------------
ELECTRONIC EQUIPMENT (5.2%)
American Power Conversion*
   (Leading producer of uninterruptible
   power supply products)                               204,000      5,380,500
                                                                  ------------
SPECIALTY RETAILING (5.1%)
Walgreen Company
   (Retail drug store chain)                             75,000      2,193,750
Wal-Mart Stores, Inc.
    (Leading discount retailer)                          45,000      3,110,625
                                                                  -------------
                                                                     5,304,375
                                                                  -------------
MEDICAL PRODUCTS (4.8%)
Medtronic, Inc.
    (Manufacturer of implantable biomedical devices)    138,000      5,028,375
                                                                  ------------
RESTAURANTS (4.2%)
McDonald's Corporation
   (Fast food restaurants and franchising)              110,000      4,434,375
                                                                  ------------
CONSUMER PRODUCTS (2.8%)
Clorox Company
   (Manufacturer of bleach and other consumer products)  58,400      2,941,900
                                                                  ------------
TELECOMMUNICATIONS (1.8%)
Motorola, Inc.
   (Manufacturer of communication equipment)             13,000      1,914,250
                                                                  -------------
TOTAL COMMON STOCKS - 99.9%                                        104,969,775

CASH AND OTHER ASSETS, LESS LIABILITIES - 0.1%                         131,689
                                                                  -------------
NET ASSETS - 100%                                                 $105,101,464
                                                                  =============

Net Asset Value Per Share
(Based on 2,490,466 shares outstanding at December 31, 1999)            $42.20
                                                                  =============

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.

                             PAPP STOCK FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1999 AND 1998

                           ASSETS
                                                        1999              1998
                                                 --------------   ------------
Investment in securities at market value (original
  cost $32,828,830 and $38,518,613 at December 31,
  1999 and 1998, respectively)  (Note 1)           $104,969,775    $98,339,856
Cash                                                    (67,513)       185,252
Dividends and interest receivable                       104,717        108,935
Subscriptions receivable                                 94,485              -
                                                 --------------   ------------
            Total assets                           $105,101,464    $98,634,043

LIABILITIES

Redemptions payable                                $          -    $    25,710
                                                 ==============   ============


NET ASSETS

Paid-in capital                                    $ 33,660,552    $39,120,298
Accumulated undistributed net realized gain
  on sale of investments                                      -          1,589
Accumulated undistributed net investment loss          (700,033)      (334,797)
Net unrealized gain on investments                   72,140,945     59,821,243
                                                 --------------   ------------
        Net assets applicable to Fund
              shares outstanding                   $105,101,464    $98,608,333
                                                 ==============   ============

Fund shares outstanding                               2,490,466      2,639,729
                                                 ==============   ============
Net Asset Value Per Share (net assets/shares
   outstanding)                                    $      42.20    $     37.36
                                                 ==============   ============



   The accompanying notes are an integral part of these financial statements.

                             PAPP STOCK FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                  1999             1998
                                           ---------------     --------------
INVESTMENT INCOME:
   Dividends                                 $    669,064        $   676,151
   Interest                                        20,655             34,484
                                           ---------------     --------------

          Total investment income                 689,719            710,635
                                           ---------------     --------------

EXPENSES:
   Management fee (Note 3)                        966,638            875,849
   Filing fees                                     31,706             30,687
   Accounting fees                                 13,500             12,500
   Custodial fees                                  11,708              8,775
   Printing and postage fees                        8,237              7,487
   Directors' attendance fees                       8,000              5,600
   Transfer agent fees                              7,076             11,075
   Legal fees                                       6,015              4,857
   Other fees                                       2,075              5,977
                                           ---------------     --------------
          Total expenses                       1,054,955             962,807
                                           ---------------     --------------

     Net investment loss                        (365,236)           (252,172)
                                           ---------------     --------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
   Proceeds from sales of securities          13,935,942          10,660,777
   Cost of securities sold                   (12,069,568)         (9,465,331)
                                           ---------------     --------------
   Net realized gain on investments sold       1,866,374           1,195,446

   Net change in unrealized
    gain on investments                       12,319,702          20,259,461
                                           ---------------     --------------
   Net realized and unrealized
    gain on investments                       14,186,076          21,454,907
                                           ---------------     --------------

INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $13,820,840         $21,202,735
                                           ===============     ==============



   The accompanying notes are an integral part of these financial statements.

                             PAPP STOCK FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998




                                                  1999             1998
                                           ---------------     --------------
FROM OPERATIONS:
   Net investment loss                       $  (365,236)       $  (252,172)
   Net realized gain on investments sold       1,866,374          1,195,446
   Net change in unrealized
        gain on investments                   12,319,702         20,259,461
                                           ---------------     --------------
         Increase in net assets resulting
           from operations                    13,820,840         21,202,735
                                           ---------------     --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                               -                  -
   Net realized gain on investments sold      (1,867,963)        (1,193,857)
                                           ---------------     --------------
         Decrease in net assets resulting from
           distributions to shareholders      (1,867,963)        (1,193,857)
                                           ---------------     --------------

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares               14,327,952         16,924,598
   Net asset value of shares issued to
     shareholders in reinvestment of net
     investment income and net realized
     gain on investments sold                  1,722,264          1,079,251
   Payments for redemption of shares         (21,509,962)       (19,224,462)
                                           ---------------     --------------
         Decrease in net assets resulting
           from shareholder transactions      (5,459,746)        (1,220,613)
                                           ---------------     --------------

Total increase in net assets                   6,493,131         18,788,265

Net assets at beginning of the period         98,608,333         79,820,068
                                           ---------------     --------------

Net assets at end of period                 $105,101,464        $98,608,333
                                           ===============     ==============




   The accompanying notes are an integral part of these financial statements.

                              PAPP STOCK FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999





(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Stock Fund, Inc., formerly The L. Roy Papp Stock Fund, Inc., (the Fund) was incorporated on September 15, 1989, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on November 29, 1989. The Fund invests for the long-term in high quality common stocks. For the most part, the companies in which the Fund invests occupy a dominant position in their industry and are purchased at prices which, in the opinion of the Fund's management, do not reflect their superior long-term growth of earnings and dividends.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES


For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.


Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

              FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.


On December 29, 1999, a distribution was declared from net realized long-term capital gains of approximately $.76 a share, aggregating $1,867,963. The distribution was paid on December 31, 1999, to shareholders of record on December 29, 1999.

On December 28, 1998, a distribution was declared from net realized long-term capital gains of approximately $.46 a share, aggregating $1,193,857. The distribution was paid on December 31, 1998, to shareholders of record on December 29, 1998.


(3)   TRANSACTIONS WITH AFFILIATES:


The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $7,076 and $11,075 in 1999 and 1998, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $800 for each meeting of the board of directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)   PURCHASES AND SALES OF SECURITIES:


For the years ended December 31, 1999 and 1998 investment transactions excluding short-term investments were as follows:




                                                 1999              1998
                                          ----------------   --------------
Purchases at cost                            $  6,379,785     $  8,436,689
Sales                                          13,935,942       10,660,777

(5)   CAPITAL SHARE TRANSACTIONS:


At December 31, 1999, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                                Proceeds          Shares
                                          ----------------   --------------
Year ended December 31, 1999
Shares issued                                 $14,327,952         382,946
Dividends and distributions reinvested          1,722,264          40,797
Shares redeemed                               (21,509,962)       (573,006)
                                          ----------------   --------------
Net decrease                                  $(5,459,746)       (149,263)
                                          ================   ==============

Year ended December 31, 1998
Shares issued                                 $16,924,598         520,158
Dividends and distributions reinvested          1,079,251          28,794
Shares redeemed                               (19,224,462)       (589,660)
                                          ----------------   --------------
Net decrease                                  $(1,220,613)        (40,708)
                                          ================   ==============




(6)   UNREALIZED APPRECIATION:


Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:


                                                 1999              1998
                                          ----------------   --------------
Market value                                 $104,969,775     $ 98,339,856
Original cost                                 (32,828,830)     (38,518,613)
                                          ----------------   --------------
Net unrealized appreciation                  $ 72,140,945     $ 59,821,243
                                          ================   ==============


As of December 31, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $72,140,945. There were no gross unrealized losses on any of the Fund's investments at December 31, 1999.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $59,821,243. There were no gross unrealized losses on any of the Fund's investments at December 31, 1998.

(7)   SELECTED FINANCIAL HIGHLIGHTS:
The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the weighted average of the daily net assets of the Fund.




                                                                            Year Ended December 31,
                                                   --------------------------------------------------------------------------------
                                                       1999              1998             1997              1996             1995
                                                   --------------   ---------------  ---------------  ---------------  -------------
Net asset value, beginning of period                  $37.36            $29.78           $22.70            $19.29           $14.63
Income from operations:
   Net investment (loss)/income                        (0.15)            (0.09)           (0.04)             0.01             0.07
   Net realized and unrealized gain
      on investments                                    5.75              8.13             7.55              4.16             4.73
                                                   --------------   ---------------  ---------------  ---------------  -------------
         Total from operations                          5.60              8.04             7.51              4.17             4.80

Less distributions:
   Dividend from net investment
      Income                                              -                -                 -              (0.01)            (0.07)
   Distribution of net realized gain                  (0.76)            (0.46)           (0.43)             (0.75)            (0.07)
                                                   --------------   ---------------  ---------------  ---------------  -------------
         Total distributions                          (0.76)            (0.46)           (0.43)             (0.76)            (0.14)

Net asset value, end of period                       $42.20            $37.36           $29.78             $22.70            $19.29
                                                   ==============   ===============  ==============   ===============  =============

         Total return                                 14.99%            26.99%           33.12%             21.77%            32.93%
                                                   ==============   ===============  ==============   ===============  =============
Ratios/Supplemental Data:
   Net assets, end of period                    $105,101,464      $98,608,333      $79,820,068        $53,277,087       $44,508,543
   Expenses to average net
      assets                                            1.09%            1.10%            1.12%              1.16%             1.17%
   Investment income to
      average net assets (A)                            0.71%            0.82%            1.00%              1.19%             1.60%
   Portfolio turnover rate                              6.60%            9.74%            6.19%             14.47%            22.39%



(A) Computed giving effect to investment adviser's expense limitation undertaking.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors and Shareholders of Papp Stock Fund, Inc.:


We have audited the accompanying statements of assets and liabilities of Papp Stock Fund, Inc. as of December 31, 1999 and 1998, including the schedule of portfolio investments as of December 31, 1999, and the related statements of operations and changes in net assets for the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 and 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Papp Stock Fund, Inc. as of December 31, 1999 and 1998, and the results of its operations and changes in its net assets for the two years then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ Arthur Anderson LLP


Phoenix, Arizona,
   January 27, 2000.

                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999

                                                       Number          Market
                   Common Stocks                     of Shares         Value
------------------------------------------------  ---------------  -------------
COMPUTER EQUIPMENT (21.2%)
   EMC Corp. *
      (Manufacturer of enterprise
          computer storage systems)                    56,000        $ 6,118,000
   Hewlett-Packard Company
      (Manufacturer of printers, computers,
          and medical electronic equipment)            95,000         10,824,063
   Intel Corporation
      (Manufacturer of microprocessors,
          microcontrollers, and memory chips)         367,000         30,208,687
   International Business Machines Corporation
       (Global provider of information technology,
         hardware, software, and services)             40,000          4,320,000
                                                                   -------------
                                                                      51,470,750
                                                                   -------------
FINANCIAL SERVICES (16.3%)
   American International Group
      (Major international insurance
         holding company)                              56,250          6,082,031
   General Electric Co.
      (Diversified financial and industrial company)   93,000         14,391,750
   State Street Corporation
      (Provider of U.S. and global
         securities custodial services)               260,000         18,996,250
                                                                   -------------
                                                                      39,470,031
                                                                   -------------
ELECTRONIC EQUIPMENT (16.0%)
   American Power Conversion *
      (Leading producer of uninterruptible
         power supply products)                     1,036,300         27,332,412
   Molex, Inc.
      (Supplier of interconnection products)          253,000         11,448,250
                                                                   -------------
                                                                      38,780,662
                                                                   -------------
INDUSTRIAL SERVICES (14.3%) Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                565,000         32,593,438
   Omnicom Group, Inc.
      (Worldwide advertising agencies)                 20,000          2,000,000
                                                                   -------------
                                                                      34,593,438
                                                                   -------------
SOFTWARE (10.6%) BMC Software, Inc. *
      (Develops data and application
         management software)                          68,000          5,435,750
   Microsoft Corporation*
      (Personal computer software)                    173,000         20,197,750
                                                                   -------------
                                                                      25,633,500
                                                                   -------------
PHARMACEUTICAL (6.9%)
   Merck & Company
      (Prescription pharmaceuticals)                  248,000         16,631,500
                                                                   -------------

*Non-income producing security.

    The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999

                                                       Number          Market
                 Common Stocks  (continued)          of Shares         Value
------------------------------------------------  ---------------  -------------
RESTAURANTS (4.2%)
   McDonald's Corporation
      (Fast food restaurants and franchising)         254,000        $10,239,375
                                                                   -------------
SPECIALTY RETAILING (3.8%)
   Office Depot *
      (Leading retailer and direct marketer
           of office supplies)                        840,500          9,192,969
                                                                   -------------

MEDICAL PRODUCTS (3.5%)
   Johnson & Johnson
      (Healthcare products)                            86,500          8,055,313
   Medtronic, Inc.
      (Manufacturer of implantable
             biomedical devices)                       10,000            364,375
                                                                   -------------
                                                                       8,419,688
                                                                   -------------
TELECOMMUNICATIONS (1.3%)
   Cisco Systems, Inc. *
      (Leading supplier of computer
             internetworking systems)                  20,000          2,142,500
   L.M. Ericsson Telephone AB
      (Manufacturer of telecom systems
             and cellular handsets)                    15,000            985,312
                                                                   -------------
                                                                       3,127,812
                                                                   -------------
MISCELLANEOUS (1.4%)
   Gillette Company
      (Personal care products and batteries)           22,000            906,125
   Steiner Leisure Ltd. *
      (Provider of spa services, beauty salons,
            and health clubs on cruise ships)         160,750          2,682,516
                                                                   -------------
                                                                       3,588,641
                                                                   -------------

Total Common Stocks - 99.4%                                          241,148,366
Cash and Other Assets, Less Liabilities - 0.6%                         1,461,979
                                                                   -------------

Net Assets - 100%                                                   $242,610,345
                                                                   =============

Net Asset Value Per Share
(Based on 6,882,729 shares outstanding at December 31, 1999)              $35.25
                                                                   =============


*Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

                         PAPP AMERICA-ABROAD FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                           DECEMBER 31,1999 AND 1998

                                     ASSETS
                                                    1999             1998
                                              ---------------   ---------------
Investment in securities at market value
  (original cost $128,437,747 and
  $248,043,277 at December 31,
  1999 and 1998, respectively) (Note 1)          $241,148,366      $338,929,906
Cash                                                1,043,700         6,522,782
Dividends and interest receivable                     182,268           361,875
Receivable for investment securities sold             236,011                 -
                                              ---------------   ---------------
               Total assets                      $242,610,345      $345,814,563
                                              ===============   ===============

                                  LIABILITIES
Redemptions payable                              $          -      $    240,533
Payable for investment securities purchased                 -         2,759,394
                                              ---------------   ---------------
               Total Liabilities                 $          -      $  2,999,927
                                              ===============   ===============

                                   NET ASSETS

Paid-in capital                                  $130,597,831      $252,595,092
Accumulated undistributed net realized gain
   on sale of investments                                 219               371
Accumulated undistributed net investment loss        (698,324)         (667,456)
Net unrealized gain on investments                112,710,619        90,886,629
                                              ---------------   ---------------
Net assets applicable to Fund shares
   outstanding                                   $ 242,610,345     $342,814,636
                                              ===============   ===============

Fund shares outstanding                             6,882,729        10,670,513
                                              ===============   ===============
Net Asset Value Per Share (net assets/shares
   outstanding)                                  $      35.25      $      32.13
                                              ===============   ===============


   The accompanying notes are an integral part of these financial statements.

                         PAPP AMERICA-ABROAD FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                    1999              1998
                                                -------------     -------------
INVESTMENT INCOME:
Dividends                                        $1,700,480        $2,686,890
Interest                                             65,112           224,020
Foreign taxes withheld                               (9,894)          (20,469)
                                                -------------     -------------
Total investment income                           1,755,698         2,890,441
                                                -------------     -------------
EXPENSES:
Management fee (Note 3)                           2,877,790         3,292,225
Filing fees                                          52,812           116,312
Printing and postage fees                            41,376            46,725
Custodial                                            35,688            28,994
Transfer agent fees                                  31,635            40,994
Accounting                                           16,000            14,500
Directors' attendance fees                           10,800             6,300
Legal                                                 4,957             4,534
Other fees                                            2,197            14,073
                                                -------------     -------------
Total expenses                                    3,073,255         3,564,657
                                                -------------     -------------
Net investment loss                              (1,317,557)         (674,216)
                                                -------------     -------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Proceeds from sales of securities               145,756,212        92,997,025
Cost of securities sold                        (135,222,930)      (92,579,267)
                                                -------------     -------------
Net realized gain on investments sold            10,533,282           417,758

Net change in unrealized gain on investments     21,823,990        65,360,302
                                                -------------     -------------
Net realized and unrealized gain on investments  32,357,272        65,778,060
                                                -------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $31,039,715      $65,103,844
                                                =============     =============

   The accompanying notes are an integral part of these financial statements.

                         PAPP AMERICA-ABROAD FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                    1999              1998
                                              ---------------   ---------------
FROM OPERATIONS:
   Net investment loss                          $(1,317,557)      $  (674,216)
   Net realized gain on investments sold         10,533,282           417,758
   Net change in unrealized gain on investments  21,823,990        65,360,302
                                              ---------------   ---------------
          Increase in net assets resulting from
          operations                             31,039,715        65,103,844
                                              ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                  -                 -
   Net realized gain on investments sold         (9,235,258)         (417,387)
                                              ---------------   ---------------
          Decrease in net assets resulting from
          distributions to shareholders          (9,235,258)         (417,387)
                                               ---------------   ---------------
FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                  63,363,641       168,123,001
   Net asset value of shares issued to
     shareholders in reinvestment of net
     investment income and  net realized
     gain on investments sold                     8,582,551           374,828
   Payments for redemption of shares           (193,954,940)     (178,618,944)
                                              ---------------   ---------------
          Decrease in net assets resulting
          from shareholder transactions        (122,008,748)      (10,121,115)
                                              ---------------   ---------------
Total (decrease)/increase in net assets        (100,204,291)       54,565,342

Net assets at beginning of the period           342,814,636       288,249,294
                                              ---------------   ---------------
Net assets at end of period                   $ 242,610,345     $ 342,814,636
                                              ---------------   ---------------




   The accompanying notes are an integral part of these financial statements.

                         PAPP AMERICA-ABROAD FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999




(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Abroad Fund, Inc. (the Fund) was incorporated on August 15, 1991, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 6, 1991. The Fund invests with the objective of long-term capital growth in the common stocks of United States companies that have substantial international activities and, to a much lesser extent, in the common stocks of foreign enterprises that are traded publicly in United States securities markets.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES


For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.


Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.


On December 29, 1999, a distribution was declared from net realized long-term capital gains of approximately $1.39 a share aggregating $9,235,258. The distribution was paid on December 31, 1999, to shareholders of record on December 29, 1999.

On December 28, 1998, a distribution was declared from net realized long-term capital gains of approximately $.04 a share aggregating $417,387. The distribution was paid on December 31, 1998, to shareholders of record on December 29, 1998.


 (3)  TRANSACTIONS WITH AFFILIATES:


The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $31,635 and $40,994 in 1999 and 1998, respectively, from the manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $1,100 for each meeting of the board of directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)   PURCHASES AND SALES OF SECURITIES:

For the years ended December 31, investment transactions excluding short-term investments were as follows:


                                                     1999              1998
                                              -----------------  ---------------
Purchases at cost                               $ 15,617,398      $80,372,065
Sales                                            145,756,212       92,997,025

(5)   CAPITAL SHARE TRANSACTIONS:


At December 31, 1999, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:



                                                    Proceeds          Shares
                                              -----------------  ---------------
Year ended December 31, 1999
Shares issued                                   $  63,363,641       2,000,223
Dividends and distributions reinvested              8,582,551         242,584
Shares redeemed                                  (193,954,940)     (6,030,591)
                                              -----------------  ---------------
   Net decrease                                 $(122,008,748)     (3,787,784)
                                              =================  ===============
Year ended December 31, 1998
Shares issued                                   $ 168,123,001       6,037,848
Dividends and distributions reinvested                374,828          11,761
Shares redeemed                                  (178,618,944)     (6,473,298)
                                              -----------------  ---------------
Net decrease                                     $(10,121,115)       (423,689)
                                              =================  ===============


(6)   UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows at December 31:




                                                       1999              1998
                                              -----------------  ---------------
Market value                                     $241,148,365    $338,929,906
Original cost                                    (128,437,746)   (248,043,277)
                                              -----------------  ---------------
      Net unrealized appreciation                $112,710,619     $90,886,629
                                              =================  ===============



As of December 31, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $114,096,795 and gross unrealized losses on investments in which cost exceeded market value totaled $1,386,176.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $104,546,063 and gross unrealized losses on investments in which cost exceeded market value totaled $13,659,434.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the weighted average of the daily net assets of the Fund.





                                                                               Year Ended December 31
                                              1999          1998           1997            1996            1995
                                        -------------   -------------  ------------   -------------  ---------------
Net asset value, beginning of period         $32.13         $25.98        $20.11          $16.47          $12.24
Income from operations:
   Net investment (loss)/income               (0.23)         (0.05)         0.01            0.01            0.04
   Net realized and unrealized gain
      on investments                           4.74           6.24          6.00            4.48            4.52
                                        -------------   -------------  ------------   -------------  ---------------

         Total from operations                 4.51           6.19          6.01            4.49            4.56

Less distributions:
   Dividend from net investment
      Income                                      -             -          (0.01)          (0.01)          (0.04)
   Distribution of net realized gain          (1.39)         (0.04)        (0.13)          (0.84)          (0.29)

         Total distributions                  (1.39)         (0.04)        (0.14)          (0.85)          (0.33)
                                        -------------    ------------  ------------   -------------- ---------------
Net asset value, end of period               $35.25         $32.13        $25.98          $20.11          $16.47
                                        =============    ============  ============   ============== ===============
         Total return                         14.01%         23.83%        29.92%          27.65%          37.05%
                                        =============    ============  ============   ============== ===============
Ratios/Supplemental Data:
   Net assets, end of period            $242,610,345    $342,814,636  $288,249,294    $29,623,497    $15,988,267
   Expenses to average net
      assets                                    1.07%           1.08%        1.11%           1.25%          1.22%

    Investment income to
      Average net assets (B)                    0.61%           0.82%        1.24%           1.30%          1.50%

   Portfolio turnover rate                      5.47%          24.97%        4.71%          12.29%         26.65%


(A) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.30% for the year ended December 31, 1996.

(B) Computed giving effect to investment adviser's expense limitation undertaking.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors and Shareholders of Papp America-Abroad Fund, Inc.:


We have audited the accompanying statements of assets and liabilities of the Papp America-Abroad Fund, Inc. as of December 31, 1999 and 1998, including the schedule of portfolio investments as of December 31, 1999, and the related statements of operations and changes in net assets for the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 and 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Papp America-Abroad Fund, Inc. as of December 31, 1999 and 1998, and the results of its operations and changes in its net assets for the two years then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Arthur Anderson LLP

Phoenix, Arizona,
   January 27, 2000.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999

                                                    Number           Market
Common Stocks                                     of Shares          Value
-------------------------------------------    --------------    ---------------
COMPUTER EQUIPMENT (19.6%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers,
       and medical electronic equipment)            8,500           $968,469
   Intel Corporation
      (Manufacturer of microprocessors,
        microcontrollers, and memory chips)        16,000          1,317,000
   International Business Machines Corporation
      (Global provider of information technology,
         hardware, software, and services)          3,500            378,000
   National Instruments Corporation *
      (Supplier of computer based
         instrumentation products)                 15,000            573,750
                                                                 ---------------
                                                                   3,237,219
                                                                 ---------------
ELECTRONIC EQUIPMENT (16.6%)
   Agilent Technologies, Inc.
      (Designs and manufactures test
      and measurement systems for the
      electronics and healthcare industries)        6,800            525,725
   American Power Conversion *
      (Leading producer of uninterruptible
       power supply products)                      48,000          1,266,000
    Molex, Inc.
      (Supplier of interconnection products)       21,000            950,250
                                                                 ---------------
                                                                   2,741,975
                                                                 ---------------
FINANCIAL SERVICES (16.4%)
   American International Group
      (Major international insurance
       holding company)                            10,000          1,081,250
   General Electric Co.
      (Diversified financial
       and industrial company)                      5,500            851,125
   State Street Corporation
      (Provider of U.S. and
        global securities custodial services)      10,500            767,156
                                                                 ---------------
                                                                   2,699,531
                                                                 ---------------
Industrial Services (16.3%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)       23,000          1,007,688
   G & K Services, Inc. Class A
      (Uniform rental service)                     14,500            469,437
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)             21,000          1,211,438
                                                                 ---------------
                                                                   2,688,563
                                                                 ---------------

*Non-income producing security.

   The accompanying notes are an integral part of this financial statements.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999

                                                    Number           Market
Common Stocks (continued)                         of Shares          Value
-------------------------------------------    --------------    ---------------
MEDICAL PRODUCTS (10.1%)
   Medtronic, Inc.
      (Manufacturer of implantable
        biomedical devices)                         22,000          $801,625
   ResMed, Inc.*
      (Developer and manufacturer of
        respiratory products)                        4,000           167,000
   Stryker Corp.
      (Developer and manufacturer of
        surgical and medical devices)               10,000           696,250
                                                                 ---------------
                                                                   1,664,875
                                                                 ---------------
PHARMACEUTICAL (7.3%)
   Eli Lilly & Co.
      (Prescription pharmaceuticals)                 7,500           498,750
   Pfizer, Inc.
      (Prescription pharmaceuticals)                 6,000           194,625
   Warner-Lambert Company
      (Prescription pharmaceuticals)                 6,000           491,625
                                                                 ---------------
                                                                   1,185,000
                                                                 ---------------
TELECOMMUNICATIONS (5.5%)
   L. M. Ericsson Telephone AB
      (Manufacturer of telecom systems and
         cellular handsets)                         12,000           788,250
   Cable & Wireless HKT Ltd.
      (International telecommunications services)    4,000           116,500
                                                                 ---------------
                                                                     904,750
                                                                 ---------------
RESTAURANTS (4.5%)
    McDonald's Corporation
      (Fast food restaurants and franchising)       18,500           745,781
                                                                 ---------------
Consumer Products (2.3%)
    Clorox Company
      (Manufacturer of bleach and
         other consumer products)                    7,500           377,812
                                                                 ---------------
Software (1.0%)
    Microsoft Corporation*
       (Personal computer software)                  1,500           175,125
                                                                 ---------------
Total Common Stocks - 99.6%                                       16,420,631

Cash and Other Assets, Less Liabilities -  0.4%                       58,069
Net Assets - 100.0%                                              ---------------
                                                                  $16,478,700
                                                                 ===============
Net Asset Value Per Share
(Based on 847,668 shares outstanding at December 31, 1999)            $19.44
                                                                 ===============
*Non-income producing security.

    The accompanying notes are an integral part of this financial statement.

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                           DECEMBER 31,1999 AND 1998

                                     ASSETS
                                                    1999              1998
                                             ----------------  -----------------
Investment in securities at market value
(original cost $9,070,690 and $10,351,153
at December 31, 1999 and 1998,
  respectively) (Note 1)                        $16,420,631        $14,584,338
Cash                                                 16,847            194,464
Dividends and interest receivable                     9,473             13,729
Receivable for investment securities sold            31,749                  -
                                             ----------------  -----------------
         Total assets                           $16,478,700        $14,792,531
                                             ================  =================

                                  LIABILITIES

Payable for investment securities purchased     $         -        $    73,500
Redemptions payable                                       -             13,201
                                             ----------------  -----------------
         Total liabilities                      $         -        $    86,701
                                             ================  =================
                                   NET ASSETS

Paid-in capital                                 $ 9,317,394        $10,846,991
Accumulated undistributed net realized loss
   on sale of investments                           (30,836)          (310,322)
Accumulated undistributed net investment loss      (157,799)           (64,024)
Net unrealized gain on investments                7,349,941          4,233,185
                                             ----------------  -----------------
         Net assets applicable to Fund
               shares outstanding               $16,478,700        $14,705,830
                                             ================  =================
Fund shares outstanding                             847,668            944,775
                                             ================  =================
Net Asset Value Per Share (net assets/shares
   outstanding)                                 $     19.44        $     15.57
                                             ================  =================


The accompanying notes are an integral part of these financial statements.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                   1999              1998
                                             ----------------  -----------------
INVESTMENT INCOME:
   Dividends                                  $   76,658         $  105,405
   Interest                                        6,584              7,005
   Foreign taxes withheld                         (1,542)            (2,089)
                                             ----------------  -----------------
            Total investment income               81,700            110,321
                                             ----------------  -----------------
EXPENSES:
   Management fee (Note 3)                       140,437            140,635
   Filing fees                                    20,734             31,885
   Accounting fees                                11,000              7,500
   Custodial fees                                  7,034              5,609
   Legal fees                                      5,471              4,811
   Directors' attendance fees                      3,900              2,300
   Printing and postage fees                       3,519              1,571
   Other fees                                      3,809              2,795
                                             ----------------  -----------------
            Total expenses                       195,904            197,106
                                             ----------------  -----------------
Less fees waived by adviser (Note 3)             (20,357)           (21,864)
                                             ----------------  -----------------
            Net expenses                         175,547            175,242
                                             ----------------  -----------------
Net investment loss                              (93,847)           (64,921)
                                             ----------------  -----------------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Proceeds from sales of securities           4,024,592          4,544,223
   Cost of securities sold                    (3,745,114)        (4,854,545)
                                             ----------------  -----------------
   Net realized gain/(loss)
      on investments sold                        279,478           (310,322)

Net change in unrealized gain on investments   3,116,756          3,833,105
                                             ----------------  -----------------
Net realized and unrealized
      gain on investments                      3,396,234          3,522,783
                                             ----------------  -----------------
Net increase in net assets
      resulting from operations               $3,302,387         $3,457,862
                                             ================  =================

   The accompanying notes are an integral part of these financial statements.

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     1999              1998
                                             ----------------  -----------------
FROM OPERATIONS:
   Net investment loss                        $   (93,847)       $  (64,921)
   Net realized gain/(loss) on
        investments sold                          279,478          (310,322)
   Net change in unrealized
        gain on investments                     3,116,756         3,833,105
                                             ----------------  -----------------
            Increase in net assets
             resulting from operations          3,302,387         3,457,862

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                               -                 -
   Net realized gain on investments sold               -                 -
                                             ----------------  -----------------
            Decrease in net assets resulting
              from distributions to
              shareholders                             -                 -
                                             ----------------  -----------------
FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                2,214,299          4,267,258
   Net asset value of shares issued
     to shareholders in reinvestment of net
     investment income and  net realized gain          -                 -
    on investments sold
   Payments for redemption of shares          (3,743,816)        (6,760,679)
                                             ----------------  -----------------
            Decrease in net assets
              resulting from shareholder
              transactions                    (1,529,517)        (2,493,421)
                                             ----------------  -----------------
Total increase in net assets                   1,772,870            964,441

Net assets at beginning of the period         14,705,830         13,741,389
                                             ----------------  -----------------
Net assets at end of period                  $16,478,700        $14,705,830
                                             ================  =================


   The accompanying notes are an integral part of these financial statements.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999




(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Pacific Rim Fund, Inc. (the Fund) was incorporated on December 18, 1996, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on March 14, 1997. The Fund invests with the objective of long-term capital growth in the common stocks of companies that have substantial international activities, particularly in the Pacific Rim nations.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES


For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.


Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:


Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.


(3)   TRANSACTIONS WITH AFFILIATES:


The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $20,357 and $21,864 was required in 1999 and 1998 respectively. The Fund incurred fees of $2,408 as of December 31, 1999 from the manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $350 for each meeting of the board of directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)   PURCHASES AND SALES OF SECURITIES:


For the years ended December 31, 1999 and December 31, 1998 investment transactions excluding short-term investments were as follows:



                                                    1999              1998
                                             ----------------  ----------------
Purchases at cost                               $2,464,651         $1,908,840
Sales                                            4,024,592          4,544,223

(5)   CAPITAL SHARE TRANSACTIONS:


At December 31, 1999, there were 5,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:



                                                  Proceeds          Shares
Period ended December 31, 1999
Shares issued                                  $ 2,214,299            141,621
Dividends and distributions reinvested                   -                  -
Shares redeemed                                 (3,743,816)          (238,728)
                                            ----------------  ----------------
            Net decrease                       $(1,529,517)           (97,107)
                                            ================  ================
Period ended December 31, 1998
Shares issued                                  $ 4,267,258            320,978
Dividends and distributions reinvested                   -                  -
Shares redeemed                                 (6,760,679)          (511,920)
                                            ----------------  ----------------
            Net decrease                       $(2,493,421)          (190,942)
                                            ================  ================



(6)   UNREALIZED APPRECIATION:


Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:


                                                   1999              1998
                                            ----------------  ----------------
Market value                                    $16,420,631     $ 14,584,338
Original cost                                    (9,070,690)     (10,351,153)
                                            ================  ================
            Net unrealized appreciation         $ 7,349,941     $  4,233,185
                                            ================  ===============


As of December 31, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $7,397,438 and gross unrealized losses on investments in which cost exceeded market value totaled $47,497.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $4,523,937 and gross unrealized losses on investments in which cost exceeded market value totaled $290,752.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.





                                           Years ended            Period Ended
                                           December 31,            December 31,
                                      1999              1998          1997(A)
                                ---------------   ---------------  -------------
Net asset value, beginning
  of period                          $15.57            $12.10          $10.00
Income from operations:
     Net investment income            (0.12)            (0.06)              -
     Net realized and unrealized
       gain (loss) on investments      3.99              3.53            2.11
                                ---------------   ---------------  -------------
          Total from operations        3.87              3.47            2.11

Less Distributions:
   Dividend from investment income        -                 -               -
   Distribution of net realized gain      -                 -           (0.01)
                                ---------------   ---------------  -------------
          Total distributions             -                 -           (0.01)

Net asset value, end of period       $19.44            $15.57          $12.10
                                ===============   ===============  =============
          Total return                24.86%            28.68%          21.11%
                                ===============   ===============  =============
Ratios/Supplemental Data:
   Net assets, end of period    $16,478,700       $14,705,830     $13,741,389
   Expenses to average
     net assets (B)                    1.25%             1.25%           1.25%*
   Investment income to
     average net assets (C)           0.58%              0.79%           1.30%*
   Portfolio turnover rate           17.52%             13.73%          14.30%


  * Annualized
(A) From the date of commencement of operations (March 14, 1997).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.39%, 1.41% and 1.55%, for the years ended December 31, 1999, 1998 and the period ended December 31, 1997, respectively.
(C) Computed giving effect to investment adviser's expense limitation undertaking.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Board of Directors and Shareholders of Papp America-Pacific Rim Fund, Inc.:



We have audited the accompanying statements of assets and liabilities of the Papp America-Pacific Rim Fund, Inc. as of December 31, 1999 and 1998, including the schedule of portfolio investments as of December 31, 1999, and the related statements of operations and changes in net assets for the two years then ended, and the financial highlights for the two years then ended and for the period from March 14, 1997 (date of commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 and 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Papp America-Pacific Rim Fund, Inc. as of December 31, 1999 and 1998, and the results of its operations and changes in its net assets for the two years then ended, and its financial highlights for the two years then ended and for the period from March 14, 1997 (date of commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

/s/ Arthur Anderson LLP

Phoenix, Arizona,
   January 27, 2000.

                              PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999

                                                         Number       Market
Common Stocks                                          of Shares       Value
----------------------------------------------------- ------------  ------------
FINANCIAL SERVICES (18.4%)
   American International Group
(Major international insurance holding company)           1,737       $187,813
   State Street Corporation
(Provider of U.S. and global securities
    custodial services)                                   2,600        189,962
   T. Rowe Price Associates, Inc.
(No-load mutual fund company)                             9,500        350,906
                                                                    ------------
                                                                       728,681
                                                                    ------------
INDUSTRIAL SERVICES (14.1%)
   G & K Services, Inc. Class A
(Uniform rental service)                                  5,500        178,063
   Interpublic Group of Companies, Inc.
(Worldwide advertising agencies)                          6,600        380,737
                                                                    ------------
                                                                       558,800
                                                                    ------------
COMPUTER EQUIPMENT (12.8%)
   Intel Corporation
(Manufacturer of microprocessors,
    microcontrollers, and memory chips)                   3,900        321,019
   International Business Machines Corporation
(Global provider of information technology, hardware,
  software, and services)                                 1,700        183,600
                                                                    ------------
                                                                       504,619
                                                                    ------------
SOFTWARE (11.4%)
   BMC Sofware, Inc. *
(Develops data and application management software)       2,400        191,850
   Microsoft Corporation *
(Personal computer software)                              2,200        256,850
                                                                    ------------
                                                                       448,700
                                                                    ------------
ELECTRONIC EQUIPMENT (10.0%)
   American Power Conversion *
(Leading producer of uninterruptible
   power supply products)                                15,000        395,625
                                                                    ------------

*Non-income producing security
       The accompanying notes are an integral part of this financial statement.

                              PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999

                                                    Number         Market
Common Stocks (continued)                         of Share          Value
---------------------------------------------   -------------- -------------
SPECIALTY RETAILING  (9.5%)
   Office Depot *
 (Large retailer and direct marketer
   of office supplies)                             17,500          $191,406
   Wal-Mart Stores, Inc.
 (Leading discount retailer)                       2,650            183,181
                                                                 ------------
                                                                    374,587
                                                                 ------------
PHARMACEUTICAL (6.1%)
   Merck & Company
(PRESCRIPTION PHARMACEUTICALS)                     3,600            241,425
                                                                 ------------
MEDICAL PRODUCTS (4.8%)
   Medtronic, Inc.
(Manufacturer of implantable
   biomedical devices)                             5,200            189,475
                                                                 ------------
BIOTECHNOLOGY (4.7%)
   Techne Corporation *
(Leading producer of raw materials
     for biotechnology industry)                   3,400            187,213
                                                                 ------------
RESTAURANTS (4.3%)
   McDonald's Corporation
(Fast food restaurants and franchising)            4,200            169,313
                                                                 ------------


TOTAL COMMON STOCKS - 96.1%                                       3,798,438
CASH AND OTHER ASSETS, LESS LIABILITIES - 3.9%                      152,957
                                                                 ------------
NET ASSETS - 100%                                                $3,951,395
                                                                 ============

Net Asset Value Per Share
(Based on 294,581 shares outstanding at December 31, 1999)          $13.41
                                                                 ============

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.

                              PAPP FOCUS FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1999 AND 1998



                                     ASSETS
                                                      1999             1998
                                                 -------------     -------------
Investment in securities at market value
   (original cost $ 2,905,207 and
   $ 2,989,269 at December 31,                    $3,798,438       $ 3,844,641
   1999 and 1998, respectively) (Note 1)
Cash                                                 114,489           216,460
Dividends and interest receivable                      3,207             2,172
Receivable for investments shares sold                35,261           118,542
                                                 -------------     -------------
Total assets                                      $3,951,395       $ 4,181,815
                                                 =============     =============

LIABILITIES

Payable for securities purchased                  $        -       $    150,422
                                                 =============     =============
NET ASSETS

Paid-in capital                                   $3,132,537       $  3,220,821
Accumulated undistributed net realized loss
   on sale of investments                            (33,506)           (33,408)
Accumulated undistributed net investment loss        (40,867)           (11,392)
Net unrealized gain on investments                   893,231            855,372
                                                 -------------     -------------
Net assets applicable to Fund shares outstanding  $3,951,395       $  4,031,393
                                                 =============     =============

Fund shares outstanding                              294,581            302,478
                                                 =============     =============
Net Asset Value Per Share (net assets/share
outstanding)                                          $13.41       $      13.33
                                                 =============     =============


   The accompanying notes are an integral part of these financial statements.

                             PAPP FOCUS FUND, INC.
                            STATEMENT OF OPERATIONS
            FOR THE YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD
                  FROM MARCH 2, 1998 THROUGH DECEMBER 31, 1998

                                                  1999            1998
                                             ------------    -------------
INVESTMENT INCOME:
Dividends                                      $17,688           $10,881
Interest                                         4,939             3,998
                                             ------------    -------------
Total investment income                         22,627            14,879
                                             ------------    -------------
EXPENSES:
Management fee (Note 3)                         41,681            21,018
Filing fees                                      7,669             1,190
Custodial fees                                   6,871             2,810
Accounting fees                                  6,750             1,500
Legal fees                                       3,369               987
Directors' attendance fees                       1,200             1,100
Other fees                                         521               616
                                             ------------    -------------
Total expenses                                  68,061            29,221
                                             ------------    -------------
Less fees waived by adviser (Note 3)           (15,959)           (2,950)
                                             ------------    -------------
Net expenses                                    52,102            26,271
                                             ------------    -------------
Net investment loss                            (29,475)          (11,392)
                                             ------------    -------------
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS:
Proceeds from sales of securities            2,279,973         1,203,246
Cost of securities sold                     (2,280,071)       (1,236,654)
                                             ------------    -------------
Net realized loss on investments sold              (98)          (33,408)

Net change in unrealized
    gain on investments                         37,859           855,372
                                             ------------    -------------
Net realized and unrealized
    gain on investments                         37,761           821,964
                                             ------------    -------------
Net increase in net assets
    resulting from operations                   $8,286          $810,572
                                             ============    =============


The accompanying notes are an integral part of these financial statements.

                             PAPP FOCUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEAR ENDED DECEMBER 31, 1999 AND FOR THE
              PERIOD FROM MARCH 2, 1998 THROUGH DECEMBER 31, 1998

                                                      1999             1998
                                                --------------    -------------
FROM OPERATIONS:
Net investment loss                                 (29,475)        $(11,392)
Net realized loss on investments sold                   (98)         (33,408)
Net change in unrealized gain on investments         37,859          855,372
                                                --------------    -------------
Increase in net assets resulting from
Operations                                            8,286          810,572
                                                --------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                     -                -
Net realized gain on investments sold                     -                -
                                                --------------    -------------
Decrease in net assets resulting from
distributions to shareholders                             -                -
                                                --------------    -------------
FROM SHAREHOLDER TRANSACTIONS:
Proceeds from sale of shares                      1,288,280        3,532,754
Net asset value of shares issued
   to shareholders in reinvestment of
   net investment income and net realized
   gain on investments sold                               -                -
Payments for redemption of shares                (1,376,564)        (311,933)
                                                --------------    -------------
(Decrease)/Increase in net assets resulting
from shareholder transactions                       (88,284)       3,220,821
                                                --------------    -------------
Total (decrease)/increase in net assets             (79,998)       4,031,393

Net assets at beginning of the period             4,031,393                -
                                                --------------    -------------
Net assets at end of period                      $3,951,395       $4,031,393
                                                ==============    =============



The accompanying notes are an integral part of these financial statements.

                              PAPP FOCUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999




(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Focus Fund, Inc. (the Fund) was incorporated on December 16, 1997 and is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company. Operations of the Fund commenced on March 2, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of a relatively small number of companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES


For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.


Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES


The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.


(2)   DIVIDENDS AND DISTRIBUTIONS:


Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date. To date, the Fund has not declared any dividends or distributions.


(3)   TRANSACTIONS WITH AFFILIATES:


The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $15,959 and $2,950 was required in 1999 and 1998, respectively.

The Fund's independent directors receive $100 for each meeting of the board of directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)   PURCHASES AND SALES OF SECURITIES:


For the year ended December 31,1999 and for the period from March 2, 1998 (date of commencement of operations) to December 31, 1998, investment transactions excluding short-term investments were as follows:

                                                  1999              1998
                                              ------------      ------------
Purchase at cost                               $2,196,009        $4,225,923
Sales                                           2,279,973         1,203,246

(5)   CAPITAL SHARE TRANSACTIONS:


At December 31, 1999, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:



                                                Proceeds          Shares
                                              ------------      ------------
Year ended December 31, 1999
Shares issued                                  $1,288,280          99,296
Dividends and distributions reinvested                  -               -
Shares redeemed                                (1,376,564)       (107,193)
                                              ------------      ------------
   Net decrease                                $  (88,284)         (7,897)
                                              ============      ============
Period ended December 31, 1998
Shares issued                                  $3,532,754         330,351
Dividends and distributions reinvested                  -               -
Shares redeemed                                  (311,933)        (27,873)
                                              ------------      ------------
   Net increase                                $3,220,821         302,478
                                              ============      ============



(6)   UNREALIZED APPRECIATION:


Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:


                                                   1999              1998
                                              ------------      ------------

Market value                                   $3,798,438       $3,844,641
Original cost                                  (2,905,207)      (2,989,269)
                                              ------------      ------------
      Net unrealized appreciation              $  893,231       $  855,372
                                              ============      ============

As of December 31, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $1,001,308 and gross unrealized losses on investments in which cost exceeded market value totaled $108,077.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $855,372. There were no gross unrealized losses on any of the Fund's investments at December 31, 1998.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.






                                   Year Ended December 31,      Period Ended December 31,
                                              1999                      1998(A)
                                     ------------------           -----------------
Net asset value, beginning
   of period                           $      13.33                  $     10.00
Income from operations:
      Net investment loss                     (0.11)                       (0.06)
      Net realized and unrealized
        gain on investments                    0.19                         3.39
                                      -----------------          ------------------
          Total from operations                0.08                         3.33


Less Distributions:
   Dividend from investment
      income                                      -                            -
   Distribution of net realized
      gain                                        -                            -
                                      -----------------          ------------------
          Total distributions                     -                            -

Net asset value, end of period         $      13.41                  $     13.33
                                      =================         ===================
          Total return                         0.60%                       33.30%
                                      =================         ===================
Ratios/Supplemental Data:
   Net assets, end of period           $  3,951,395                  $ 4,031,393
   Expenses to average
      net assets (B)                           1.25%                        1.25%*
Investment income to
   average net assets (C)                      0.54%                         .70%*
Portfolio turnover rate                       53.85%                       50.37%*


  * Annualized
(A) From the date of commencement of operations (March 2, 1998).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.63% and 1.38% for the periods ended December 31, 1999 and 1998.
(C) Computed giving effect to investment adviser's expense limitation undertaking.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors and Shareholders of Papp Focus Fund, Inc.:



We have audited the accompanying statement of assets and liabilities of the Papp Focus Fund, Inc. as of December 31, 1999 and 1998, including the schedule of portfolio investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and the financial highlights for the year ended December 31, 1999, and for the period from March 2, 1998 (date of commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 and 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Papp Focus Fund, Inc. as of December 31, 1999 and 1998, and the results of its operations, changes in its net assets, and its financial highlights for the year ended December 31, 1999 and the period from March 2, 1998 (date of commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

/s/ Arthur Anderson LLP

Phoenix, Arizona,
   January 27, 2000.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999


                                                                Number            Market
Common Stocks                                                 of Shares           Value
---------------------------------------------------------   --------------   ------------
FINANCIAL SERVICES (20.4%)
  Bisys Group *
    (Provider of administration and information services
    to the financial services industry)                          3,000          $195,750
  Concord EFS, Inc.*
    (Electronic transaction authorization, processing
    and settlement services)                                     2,000            51,500
  Federated Investors
    (Major U.S. investment management company)                   9,900           198,619
  Investors Financial Services Corp.
     (Provides asset administration services to
     the financial services industry)                            3,000           138,000
  T. Rowe Price Associates, Inc.
    (No-load mutual fund company)                                5,000           184,688
  U.S. Trust Corporation
    (Provider of investment management, private banking,
    and fiduciary services)                                      1,400           112,262
                                                                             ------------
                                                                                 880,819
                                                                             ------------
 INDUSTRIAL SERVICES (16.4%)
  Cambridge Technology Partners, Inc. *
    (International professional services business)               2,200            57,750
  Cintas Corp.
    (Leading uniform and textile rental company)                 1,000            53,125
  Expeditors International of Washington, Inc.
    (International air freight forwarding)                       3,400           148,963
  Forrester Research *
    (Leading provider of strategic technology research)          2,600           179,075
  G & K Services, Inc. Class A
    (Uniform rental service)                                     1,800            58,275
  Young & Rubicam Inc.
    (Worldwide advertising agency)                               3,000           212,250
                                                                             ------------
                                                                                 709,438
                                                                             ------------
ELECTRONIC EQUIPMENT (15.3%)
  American Power Conversion Corporation *
    (Leading producer of uninterruptible power supply products)  8,000           211,000
  Molex, Inc.
    (Supplier of interconnection products)                       4,000           181,000
  National Instruments Corp. *
    (Supplier of computer based instrumentation products)        3,750           143,437
  Symbol Technologies, Inc.
    (Leading manufacturer of bar code driven
    mobile computing systems)                                    2,000           127,125
                                                                             ------------
                                                                                 662,562
                                                                             ------------

*Non-income producing security.
    The accompanying notes are an integral part of this financial statement.


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999
                                                                Number            Market
           Common Stocks (continued)                          of Shares           Value
---------------------------------------------------------   --------------   ------------
HEALTH CARE SERVICES (7.5%)
  Covance, Inc. *
    (Leading contract research organization
     to the drug industry)                                       4,000           $43,250
  Express Scripts, Inc.*
    (Leading independent pharmacy benefit manager)               1,500            96,000
  IMS Health, Inc.
    (Leading provider of information solutions
     and market research to
     pharmaceutical industry)                                    3,000            81,563
  Patterson Dental Company *
    (Leading distributor of dental
    supplies in the U.S. and Canada)                             2,500           106,563
                                                                             ------------
                                                                                 327,376
                                                                             ------------
TELECOMMUNICATIONS (7.5%)
  ADC Telecommunications, Inc. *
    (Manufacturer and developer of data
     and voice networking products)                              2,500           181,406
  Plantronics, Inc. *
    (Manufactures lightweight telephone headsets)                2,000           143,125
                                                                             ------------
                                                                                 324,531
                                                                             ------------
SPECIALTY RETAILING (6.7%)
  Dollar General Corporation
    (Operates self-service discount stores)                      5,000           113,750
  Family Dollar Stores, Inc.
    (Self-service discount store chain)                          4,400            71,775
  Office Depot *
    (Leading retailer and direct marketer of office supplies)    9,500           103,906
                                                                             ------------
                                                                                 289,431
                                                                             ------------
MEDICAL PRODUCTS (6.6%)
  Del Global Technologies
    (Designs, manufactures, and
    markets medical imaging systems)                            17,000           131,750
  ResMed Inc. *
    (Developer and manufacturer of respiratory products)         2,000            83,500
  Stryker Corp.
    (Developer and manufacturer of surgical
     and medical devices)                                        1,000            69,625
                                                                             ------------
                                                                                 284,875
                                                                             ------------
SOFTWARE (5.3%)
  BMC Software, Inc. *
    (Develops data and application management software)          2,000           159,875
  SunGard Data Systems, Inc. *
    (Develops software for investment support systems)           2,900            68,875
                                                                             ------------
                                                                                 228,750
                                                                             ------------





*Non-income producing security.
    The accompanying notes are an integral part of this financial statement.



                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1999

                                                               Number            Market
           Common Stocks (continued)                          of Shares           Value
---------------------------------------------------------   --------------   ------------
BIOTECHNOLOGY (3.8% )
  Techne Corp. *
    (Leading producer of raw materials for
    biotechnology industry)                                      3,000          $165,187
                                                                             ------------

BROADCASTING AND PUBLISHING (3.0%)
  Central Newspapers, Inc.
    (Newspaper publisher)                                        2,000            78,750
  Saga Communications, Inc.*
    (Owns/operates radio and television stations)                2,500            50,625
                                                                             ------------
                                                                                 129,375
                                                                             ------------
CONSUMER SERVICES (2.2%)
  Steiner Leisure Ltd. *
    (Provider of spa services, beauty salons, and health
    clubs on cruise ships)                                       5,800            96,788
                                                                             ------------

 EVENT SERVICES (2.0%)
  VIAD Corp.
    (Provider convention/tradeshow management services and provides
     money orders and other cash access services)                3,000            83,625
                                                                             ------------

 EDUCATIONAL PROVIDER (1.4%)
  Apollo Group, Inc.*
    (Leading provider of higher education
     programs for working adults)                                3,000            60,187
                                                                             ------------
TOTAL COMMON STOCKS - 98.1%                                                    4,242,944
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.9%                                    82,555
                                                                             ------------
NET ASSETS - 100%                                                             $4,325,499
                                                                             ============

Net Asset Value Per Share
(Based on 236,188 shares outstanding at December 31, 1999)                        $18.31
                                                                             ============




* Non-income producing security.
    The accompanying notes are an integral part of this financial statement.



                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1999 AND 1998


                                                               1999              1998
                                                           ------------     ------------
                                     ASSETS


Investment in securities at market value (original
  cost $3,593,090 and $1,399,845 at December 31,
  1999 and 1998, respectively) (Note 1)                     $4,242,944        $1,505,194
Cash                                                            80,923           134,603
Dividends and interest receivable                                1,632             1,101
Receivable for investments sold                                      -            18,000
                                                           ------------     ------------
               Total assets                                 $4,325,499        $1,658,898
                                                           ============     ============
                                  LIABILITIES

Payable for securities purchased                                     -            92,673
                                                           ------------     ------------
               Total liabilities                            $        -        $   92,673
                                                           ============     ============
                                   NET ASSETS

Paid-in capital                                             $3,702,254        $1,460,455
Accumulated undistributed net realized gain
  on sale of investments                                         4,523                 -
Accumulated undistributed net investment (loss)/income         (31,132)              421
Net unrealized gain on investments                             649,854           105,349
                                                           ------------     ------------
               Net assets applicable to Fund
               shares outstanding                           $4,325,499        $1,566,225
                                                           ============     ============

Fund shares outstanding                                        236,188            96,681
                                                           ------------     ------------
Net Asset Value Per Share (net assets/share outstanding)    $    18.31        $    16.20
                                                           ============     ============





The accompanying notes are an integral part of these financial statements.




                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 1999 AND FOR THE
            PERIOD FROM DECEMBER 15, 1998 THROUGH DECEMBER 31, 1998

                                                                1999           1998
                                                           ------------    ----------


INVESTMENT INCOME:
  Dividends                                                     $7,717        $  377
  Interest                                                       3,200           723
                                                           ------------    ----------
               Total investment income                          10,917         1,100
                                                           ------------    ----------
EXPENSES:
  Management fee (Note 3)                                      $33,639        $  543
  Filing fees                                                    7,410             -
  Accounting fees                                                5,750             -
  Custody fees                                                   4,990             -
  Legal Fees                                                     3,150             -
  Directors' attendance fees                                     1,200           300
  Printing fees                                                    495             -
                                                           ------------    ----------
               Total expenses                                   56,634           843
                                                           ------------    ----------
  Less fees waived by adviser (Note 3)                         (14,585)         (164)
                                                           ------------    ----------
               Net expenses                                     42,049           679
                                                           ------------    ----------
Net investment (loss)/income                                   (31,132)          421
                                                           ------------    ----------
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS:
  Proceeds from sale of securities                           1,750,454             -
  Cost of securities sold                                   (1,745,931)            -
                                                           ------------    ----------
      Net realized gain on investments sold                      4,523             -

      Net change in unrealized gain on investments             544,505       105,349
                                                           ------------    ----------

Net realized and unrealized gain on investments                549,028       105,349
                                                           ------------    ----------

Net increase in net assets resulting from operations           $517,896     $105,770
                                                           ============    ==========


The accompanying notes are an integral part of these financial statements.




                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1999 AND
           FOR THE PERIOD FROM DECEMBER 15, 1998 TO DECEMBER 31, 1998


                                                                1999           1998
                                                           ------------    ----------


FROM OPERATIONS:
   Net investment (loss)/income                               $(31,132)         $421
   Net realized gain on investments sold                         4,523             -
   Net change in unrealized gain on investments                544,505       105,349
                                                           ------------    ----------
        Increase in net assets resulting from
       Operations                                              517,896       105,770
                                                           ------------    ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income - prior year                             (421)            -
   Net realized gain on investments sold                             -             -
                                                           ------------    ----------
        Decrease in net assets resulting from
        distributions to shareholders                             (421)            -
                                                           ------------    ----------
FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                              2,770,330     1,460,455
   Net asset value of shares issued to shareholders
        in reinvestment of net investment income and
        net realized gain on investments sold                      266             -
   Payments for redemption of shares                          (528,797)            -
                                                           ------------    ----------
        Increase in net assets resulting
        from shareholder transactions                        2,241,799      1,460,455
                                                           ------------    ----------
Total increase in net assets                                 2,759,274      1,566,225
                                                           ------------    ----------
Net assets at beginning of the period                        1,566,225              -
                                                           ------------    ----------
Net assets at end of period                                 $4,325,499     $1,566,225
                                                           ============    ==========



   The accompanying notes are an integral part of these financial statements.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999




(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Small & Mid-Cap Growth Fund, Inc. (the Fund) was incorporated on September 15, 1998 and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 15, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of small and mid-capitalization companies. The investment adviser paid all start up costs, and the Fund will not reimburse them.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES


For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.


Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES


The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.


(2)   DIVIDENDS AND DISTRIBUTIONS:


Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date. During the year the Fund distributed $421 of net investment income from the prior year.


(3)   TRANSACTIONS WITH AFFILIATES:


The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $14,585 and $164 was required in 1999 and 1998, respectively.

The Fund's independent directors receive $100 for each meeting of the board of directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)   PURCHASES AND SALES OF SECURITIES:


For the year ended December 31, 1999 and for the period from December 15, 1998 (date of commencement of operations) to December 31, 1998, investment transactions excluding short-term investments were as follows:


                                              1999             1998
                                         ------------     ------------

Purchases at cost                         $3,939,176        $1,399,845
Sales                                      1,750,454                 -

(5)   CAPITAL SHARE TRANSACTIONS:


At December 31, 1999, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                            Proceeds          Shares
                                         ------------     ------------
Year ended December 31, 1999
            Shares issued                 $2,770,330        171,664
            Dividends and distributions
            reinvested                           266             21
            Shares redeemed                 (528,797)       (32,178)
                                         ------------     ------------
                 Net increase             $2,241,799        139,507
                                         ============     ============

Period ended December 31, 1998
            Shares issued                 $1,460,455         96,681
            Dividends and distributions
            reinvested                             -              -
            Shares redeemed                        -              -
                                         ------------     ------------
                 Net increase             $1,460,455         96,681
                                         ============     ============


 (6)  UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:




                                              1999             1998
                                         ------------     ------------
     Market value                         $4,242,944       $1,505,194
     Original cost                        (3,593,090)      (1,399,845)
                                         ------------     ------------

          Net unrealized appreciation     $  649,854       $  105,349
                                         ============     ============




As of December 31, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $989,503 and gross unrealized losses on investments in which cost exceeded market value totaled $339,649.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $125,365 and gross unrealized losses on investments in which cost exceeded market value totaled $20,016.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.



Net asset value, beginning
   of period                                   $16.20           $15.00
Income from operations:
      Net investment loss                       (0.14)               -
      Net realized and unrealized
        gain on investments                      2.25             1.20
                                           ----------       ----------
            Total from operations                2.11             1.20

Less Distributions:
   Dividend from investment
      income                                        -                -
   Distribution of net realized
      gain                                          -                -
                                           ----------       ----------
            Total distributions                     -                -

Net asset value, end of period                 $18.31           $16.20
                                           ==========       ==========
            Total return                        13.04%            8.00%
                                           ==========       ==========
Ratios/Supplemental Data:
   Net assets, end of period                $4,325,499      $1,566,225
   Expenses to average
      net assets (B)                              1.25%           1.25%*
   Investment income to
      average net assets (C)                      0.32%           1.01%*
   Portfolio turnover rate                       53.07%           0.00%

  * Annualized
(A) From the date of commencement of operations (December 15, 1998).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.68 and 1.56%, for the periods ended December 31, 1999 and 1998, respectively.
(C) Computed giving effect to investment adviser's expense limitation undertaking.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors and Shareholders of Papp Small & Mid-Cap Growth Fund, Inc.:



We have audited the accompanying statement of assets and liabilities of the Papp Small & Mid-Cap Growth Fund, Inc. as of December 31, 1999 and 1998, including the schedule of portfolio investments as of December 31, 1999, and the related statements of operations, changes in net assets, and the financial highlights for the year ended December 31, 1999, and for the period from December 15, 1998 (date of commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 and 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Papp Small & Mid-Cap Growth Fund, Inc. as of December 31, 1999 and 1998, and the results of its operations, changes in its net assets, and its financial highlights for the year ended December 31, 1999 and the period from December 15, 1998 (date of commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

/s/ Arthur Anderson LLP
---------------------------
    Arthur Anderson LLP

Phoenix, Arizona,
   January 27, 2000.

                                     Part C
                                Other Information

ITEM 23. Exhibits

Note: As used herein, "Registration Statement" means the Registrant's Registration Statement on Form N-1A, no. 333-43495, filed on January 9, 1998.

         (a) Articles of Incorporation (incorporated by reference to exhibit 1 to the Registration Statement)

         (b) By-Laws of the Registrant (incorporated by reference to exhibit 2 to the Registration Statement)

         (c)      None

         (d) Investment Advisory Agreement (incorporated by reference to exhibit 5 to the Registration Statement)

         (e)      None

         (f)      None

         (g) Custodian Agreement (incorporated by reference to exhibit 8 to the Registration Statement)

         (h) Transfer Agency Agreement (incorporated by reference to exhibit 9 to the Registration Statement)

         (i)      Consent of Piper Marbury Rudnick & Wolfe LLP

         (j)      Consent of Independent Auditors

         (k)      None

         (l) Initial Subscription Agreement (incorporated by reference to exhibit 13 to the Registration Statement)

         (m)      None

         (n)      None

         (p)      Code of Ethics

         (q) New Account Purchase Application (incorporated by reference to exhibit 19 to the Registration Statement)

Item 24.  Persons Controlled By or Under Common Control with Registrant
-------   -------------------------------------------------------------

            The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the caption "Management" and in the Statement of Additional Information under the captions "Investment Adviser" and "Management of the Funds" is incorporated by reference.

Item 25.  Indemnification
-------   ---------------

         Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers except under specified circumstances. Section 7.01 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification of its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issuer.

Item 26.  Business and Other Connections of Investment Adviser
-------   ----------------------------------------------------

         The information in the prospectus under the caption "Management" is incorporated by reference. Neither L. Roy Papp & Associates nor any of its partners has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its, his or her own account or in the capacity of director, officer, employee, partner or trustee.

Item 27.  Principal Underwriters
-------   ----------------------

           None

Item 28.  Location of Accounts and Records
-------   --------------------------------

          Rosellen C. Papp, Treasurer
          Papp Focus Fund, Inc.
          6225 North 24th Street, Suite 150
          Phoenix, Arizona 85016

Item 29.  Management Services
-------   -------------------

          None

Item 30.  Undertakings
-------   ------------

          Not applicable.

                   Index of Exhibits Filed with this Amendment

              Exhibit                                 Exhibit
              Number                                  -------
              -------

                (i)        Consent of Piper Marbury Rudnick & Wolfe LLP
                (j)        Consent of Independent Auditors
                (p)        Code of Ethics

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Phoenix, Arizona on April 28, 2000.

                                                           Papp Focus Fund, Inc.

                                                      By: /s/ L. Roy Papp
                                                           ---------------------
                                                           L. Roy Papp, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                                   Title                               Date

/s/ L. Roy Papp                             Director and Chairman               )
------------------------------------
L. Roy Papp                                 (principal executive and            )
                                            financial officer)                  )
                                                                                )
/s/ Harry A. Papp                           Director and President              )
------------------------------------
Harry A. Papp                                                                   )
                                                                                )
                                                                                )
/s/ Robert L. Mueller                       Director, Vice President            )
------------------------------------
Robert L. Mueller                           and Secretary                       )
                                                                                )
                                                                                )   April 28, 2000
/s/ Bruce C. Williams                       Director and Vice President         )
------------------------------------
Bruce C. Williams                                                               )
                                                                                )
                                                                                )
/s/ Rosellen C. Papp                        Director, Vice President            )
------------------------------------
Rosellen C. Papp                            and Treasurer (principal            )
                                            accounting officer)                 )
                                                                                )
/s/ James K.  Ballinger                     Director                            )
------------------------------------
James K. Ballinger                                                              )
                                                                                )
/s/ Amy S. Clague                           Director                            )
------------------------------------
Amy S. Clague                                                                   )
                                                                                )
/s/ Carolyn P. O'Malley                     Director                            )
------------------------------------
Carolyn P. O'Malley
